Schedule of Investments (unaudited)
June 30, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities
510 Loan Acquisition Trust, Series 2020-1, Class A, 8.11%, 09/25/60(a)(b)	USD	470	$ 468,527
522 Funding CLO Ltd.
Series 2018-3A, Class CR, (3-mo. CME Term SOFR + 2.31%), 7.64%, 10/20/31(a)(c)		500	500,505
Series 2019-5A, Class AR, (3-mo. CME Term SOFR + 1.33%), 6.66%, 04/15/35(a)(c)		430	430,512
ABFC Trust, Series 2007-WMC1, Class A2B, (1-mo. CME Term SOFR + 1.11%), 6.46%, 06/25/37(c)		2,755	2,175,828
AccessLex Institute, Series 2007-A, Class A3, (3-mo. CME Term SOFR + 0.56%), 5.90%, 05/25/36(c)		1,908	1,880,596
ACE Securities Corp. Home Equity Loan Trust, Series 2005-AG1, Class M2, (1-mo. CME Term SOFR + 0.80%), 6.15%, 08/25/35(c)		350	270,586
Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.61%, 02/15/29(a)		1,973	1,966,838
AGL CLO 1 Ltd., Series 2019-1A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.24%, 10/20/34(a)(c)		400	400,802
AGL CLO 12 Ltd., Series 2021-12A, Class A1, (3-mo. CME Term SOFR + 1.42%), 6.75%, 07/20/34(a)(c)		4,000	4,002,800
AGL CLO 13 Ltd., Series 2021-13A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.24%, 10/20/34(a)(c)		250	250,625
AGL CLO 14 Ltd.
Series 2021-14A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.74%, 12/02/34(a)(c)		15,870	15,894,230
Series 2021-14A, Class B1, (3-mo. CME Term SOFR + 1.91%), 7.24%, 12/02/34(a)(c)		1,050	1,052,825
AGL CLO 3 Ltd.
Series 2020-3A, Class A, (3-mo. CME Term SOFR + 1.56%), 6.89%, 01/15/33(a)(c)		250	250,425
Series 2020-3A, Class D, (3-mo. CME Term SOFR + 3.56%), 8.89%, 01/15/33(a)(c)		1,250	1,253,977
AGL CLO 32 Ltd., Series 2024-32A, Class A1, (3-mo. CME Term SOFR + 1.38%), 07/21/37(a)(c)(d)		1,020	1,020,000
AGL Core CLO 2 Ltd., Series 2019-2A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 6.79%, 07/20/37(a)(c)		3,770	3,783,180
AGL Core CLO 27 Ltd., Series 2023-27A, Class A, (3-mo. CME Term SOFR + 1.73%), 7.06%, 10/21/36(a)(c)		4,000	4,028,347
AGL Core CLO 4 Ltd., Series 2020-4A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 6.66%, 04/20/33(a)(c)		4,350	4,363,030
AIMCO CLO, Series 2017-AA, Class AR, (3-mo. CME Term SOFR + 1.31%), 6.64%, 04/20/34(a)(c)		2,500	2,497,831
AIMCO CLO 11 Ltd., Series 2020-11A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.18%, 10/17/34(a)(c)		2,180	2,184,299
Ajax Mortgage Loan Trust
Series 2021-G, Class A, 1.88%, 06/25/61(a)(c)		7,301	7,061,890
Series 2021-G, Class B, 3.75%, 06/25/61(a)(c)		1,283	1,290,305
Series 2021-G, Class C, 0.00%, 06/25/61(a)(e)		2,305	2,141,783
Series 2023-B, Class A, 4.25%, 10/25/62(a)(b)		7,583	7,369,833
Series 2023-B, Class B, 4.25%, 10/25/62(a)(b)		881	798,205
Series 2023-B, Class C, 0.00%, 10/25/62(a)(e)		2,030	849,888
Series 2023-B, Class SA, 0.00%, 10/25/62(a)(e)		377	278,300
Allegro CLO VI Ltd., Series 2017-2A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.71%, 01/17/31(a)(c)		554	554,419
Security		Par (000)	Value
Asset-Backed Securities (continued)
AMSR Trust
Series 2020-SFR4, Class F, 2.86%, 11/17/37(a)	USD	4,000	$ 3,800,982
Series 2020-SFR4, Class G2, 4.87%, 11/17/37(a)		2,537	2,452,589
Series 2021-SFR1, Class F, 3.60%, 06/17/38(a)		2,872	2,471,716
Series 2021-SFR2, Class F1, 3.28%, 08/17/38(a)		3,756	3,450,409
Anchorage Capital CLO 16 Ltd., Series 2020-16A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 6.79%, 01/19/35(a)(c)		380	380,000
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class BR3, (3-mo. CME Term SOFR + 2.10%), 7.43%, 04/22/34(a)(c)		3,720	3,737,279
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class BR3, (3-mo. CME Term SOFR + 2.05%), 7.38%, 04/28/37(a)(c)		800	806,006
Series 2015-7A, Class CR3, (3-mo. CME Term SOFR + 2.45%), 7.78%, 04/28/37(a)(c)		1,625	1,624,104
Anchorage Capital CLO 8 Ltd.
Series 2016-8A, Class AR2A, (3-mo. CME Term SOFR + 1.46%), 6.79%, 10/27/34(a)(c)		5,000	5,003,407
Series 2016-8A, Class BR2, (3-mo. CME Term SOFR + 2.06%), 7.39%, 10/27/34(a)(c)		1,000	1,006,652
Series 2016-8A, Class CR2, (3-mo. CME Term SOFR + 2.66%), 7.99%, 10/27/34(a)(c)		1,000	998,872
Anchorage Capital CLO Ltd., Series 2018-10A, Class A2, (3-mo. CME Term SOFR + 1.76%), 7.09%, 10/15/31(a)(c)		450	452,266
Apidos CLO XII, Series 2013-12A, Class AR, (3-mo. CME Term SOFR + 1.34%), 6.67%, 04/15/31(a)(c)		1,183	1,185,405
Apidos CLO XV, Series 2013-15A, Class A1RR, (3-mo. CME Term SOFR + 1.27%), 6.60%, 04/20/31(a)(c)		765	765,165
Apidos CLO XX, Series 2015-20A, Class A1RA, (3-mo. CME Term SOFR + 1.36%), 6.69%, 07/16/31(a)(c)		305	305,249
Apidos CLO XXIV, Series 2016-24A, Class A2LX, (3-mo. CME Term SOFR + 1.61%), 6.94%, 10/20/30(a)(c)		340	340,486
Apidos CLO XXV
Series 2016-25A, Class A1R2, (3-mo. CME Term SOFR + 1.15%), 6.48%, 10/20/31(a)(c)		9,370	9,374,912
Series 2016-25A, Class A2R2, (3-mo. CME Term SOFR + 1.80%), 7.13%, 10/20/31(a)(c)		4,500	4,518,632
Series 2016-25A, Class AJR2, (3-mo. CME Term SOFR + 1.50%), 6.83%, 10/20/31(a)(c)		5,000	5,002,536
Apidos CLO XXVI, Series 2017-26A, Class BR, (3-mo. CME Term SOFR + 2.21%), 7.54%, 07/18/29(a)(c)		2,830	2,834,433
Apidos CLO XXX, Series XXXA, Class A1A, (3-mo. CME Term SOFR + 1.40%), 6.73%, 10/18/31(a)(c)		370	370,915
Apidos CLO XXXIX, Series 2022-39A, Class A1, (3-mo. CME Term SOFR + 1.30%), 6.63%, 04/21/35(a)(c)		5,000	5,004,806
Apidos CLO XXXVI, Series 2021-36A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.19%, 07/20/34(a)(c)		250	250,390
Apidos CLO XXXVII, Series 2021-37A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.72%, 10/22/34(a)(c)		1,780	1,785,791
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46(a)		190	170,161

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL1, Class A, (1-mo. CME Term SOFR + 1.08%), 6.41%, 12/15/35(a)(c)	USD	174	$ 173,024
Series 2021-FL4, Class A, (1-mo. CME Term SOFR + 1.46%), 6.79%, 11/15/36(a)(c)		301	300,059
Series 2022-FL1, Class A, (SOFR (30-day) + 1.45%), 6.78%, 01/15/37(a)(c)		494	490,943
Series 2022-FL2, Class A, (1-mo. CME Term SOFR + 1.85%), 7.18%, 05/15/37(a)(c)		5,325	5,318,524
Ares L CLO Ltd., Series 2018-50A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.19%, 01/15/32(a)(c)		1,000	999,890
Ares LIX CLO Ltd., Series 2021-59A, Class A, (3-mo. CME Term SOFR + 1.29%), 6.62%, 04/25/34(a)(c)		250	250,150
Ares LVI CLO Ltd.
Series 2020-56A, Class AR, (3-mo. CME Term SOFR + 1.42%), 6.75%, 10/25/34(a)(c)		2,130	2,134,069
Series 2020-56A, Class ER, (3-mo. CME Term SOFR + 6.76%), 12.09%, 10/25/34(a)(c)		250	251,258
Ares XLI CLO Ltd., Series 2016-41A, Class BR, (3-mo. CME Term SOFR + 1.71%), 7.04%, 04/15/34(a)(c)		2,500	2,501,759
Ares XLVIII CLO Ltd., Series 2018-48A, Class B, (3-mo. CME Term SOFR + 1.84%), 7.17%, 07/20/30(a)(c)		680	682,027
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A1A, (3-mo. CME Term SOFR + 1.20%), 6.52%, 05/15/30(a)(c)		442	443,530
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1RR, (3-mo. CME Term SOFR + 1.08%), 10/15/30(a)(c)(d)		850	850,000
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1-mo. CME Term SOFR + 0.59%), 5.94%, 05/25/35(c)		39	30,902
Argent Securities Trust
Series 2006-M1, Class A2C, (1-mo. CME Term SOFR + 0.41%), 5.76%, 07/25/36(c)		2,130	563,741
Series 2006-W2, Class A2C, (1-mo. CME Term SOFR + 0.69%), 6.04%, 03/25/36(c)		558	298,946
ARM Master Trust LLC Agricultural Loan Backed Notes, Series 2021-T1, Class A, 2.43%, 11/15/27(a)		135	131,584
Asset-Backed Securities Corp. Home Equity Loan Trust OOMC, Series 2005-HE6, Class M6, (1-mo. CME Term SOFR + 1.22%), 6.57%, 07/25/35(c)		914	783,664
Assurant CLO I Ltd., Series 2017-1A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.29%, 10/20/34(a)(c)		1,400	1,401,632
Assurant CLO II Ltd., Series 2018-2A, Class A, (3-mo. CME Term SOFR + 1.30%), 6.63%, 04/20/31(a)(c)		302	302,524
Atrium IX, Series 9A, Class AR2, (3-mo. CME Term SOFR + 1.25%), 6.59%, 05/28/30(a)(c)		1,577	1,578,247
Atrium XIII
Series 13A, Class AR, (3-mo. CME Term SOFR + 1.15%), 6.48%, 11/21/30(a)(c)		470	471,183
Series 13A, Class B, (3-mo. CME Term SOFR + 1.76%), 7.09%, 11/21/30(a)(c)		1,250	1,250,316
Series 13A, Class C, (3-mo. CME Term SOFR + 2.06%), 7.39%, 11/21/30(a)(c)		1,610	1,610,650
Security		Par (000)	Value
Asset-Backed Securities (continued)
Bain Capital Credit CLO Ltd.
Series 2018-2A, Class A1, (3-mo. CME Term SOFR + 1.34%), 6.67%, 07/19/31(a)(c)	USD	833	$ 834,824
Series 2021-4A, Class A1, (3-mo. CME Term SOFR + 1.43%), 6.76%, 10/20/34(a)(c)		350	350,175
Series 2022-1A, Class A1, (3-mo. CME Term SOFR + 1.32%), 6.65%, 04/18/35(a)(c)		1,200	1,201,193
Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.52%), 6.85%, 07/15/37(a)(c)		5,090	5,123,085
Ballyrock CLO Ltd.
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.86%), 7.19%, 04/20/31(a)(c)		250	250,684
Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.32%), 6.65%, 04/15/34(a)(c)		4,600	4,614,131
Series 2023-25A, Class C, (3-mo. CME Term SOFR + 4.70%), 10.02%, 01/25/36(a)(c)		250	253,797
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(c)		5,740	1,011,294
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17%, 09/17/31(a)		1,940	1,897,033
Barings CLO Ltd.
Series 2015-2A, Class AR, (3-mo. CME Term SOFR + 1.45%), 6.78%, 10/20/30(a)(c)		647	647,481
Series 2015-IA, Class BR, (3-mo. CME Term SOFR + 1.66%), 6.99%, 01/20/31(a)(c)		250	250,066
Series 2018-3A, Class A1, (3-mo. CME Term SOFR + 1.21%), 6.54%, 07/20/29(a)(c)		82	81,973
Series 2019-3A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 6.66%, 04/20/31(a)(c)		1,170	1,170,947
Battalion CLO 18 Ltd.
Series 2020-18A, Class AR, (3-mo. CME Term SOFR + 1.46%), 6.79%, 10/15/36(a)(c)		500	501,580
Series 2020-18A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.34%, 10/15/36(a)(c)		1,000	1,000,211
Battalion CLO VIII Ltd., Series 2015-8A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 6.66%, 07/18/30(a)(c)		834	834,593
Battalion CLO XII Ltd., Series 2018-12A, Class B2R, (3-mo. CME Term SOFR + 2.34%), 7.67%, 05/17/31(a)(c)		250	251,366
Battalion CLO XX Ltd., Series 2021-20A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.77%, 07/15/34(a)(c)		3,000	3,009,825
Bayview Financial Mortgage Pass-Through Trust, Series 2006-A, Class B2, (1-mo. CME Term SOFR + 2.59%), 7.93%, 02/28/41(c)		5,459	5,412,733
Bayview Financial Revolving Asset Trust
Series 2005-A, Class A1, (1-mo. CME Term SOFR + 1.11%), 6.46%, 02/28/40(a)(c)		3,215	2,944,423
Series 2005-E, Class A1, (1-mo. CME Term SOFR + 1.11%), 6.46%, 12/28/40(a)(c)		1,093	1,081,009
Series 2005-E, Class A2A, (1-mo. CME Term SOFR + 1.04%), 6.39%, 12/28/40(a)(c)		896	856,046
BDS Ltd.
Series 2021-FL7, Class A, (1-mo. CME Term SOFR + 1.18%), 6.52%, 06/16/36(a)(c)		1,777	1,767,340
Series 2022-FL11, Class ATS, (1-mo. CME Term SOFR + 1.80%), 7.14%, 03/19/39(a)(c)		5,453	5,418,762
Bean Creek CLO Ltd., Series 2015-1A, Class BR, (3-mo. CME Term SOFR + 1.71%), 7.04%, 04/20/31(a)(c)		450	450,289

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Bear Stearns Asset-Backed Securities I Trust
Series 2005-HE8, Class M3, (1-mo. CME Term SOFR + 2.06%), 7.41%, 08/25/35(c)	USD	3,518	$ 3,334,372
Series 2006-HE7, Class 1A2, (1-mo. CME Term SOFR + 0.45%), 5.80%, 09/25/36(c)		88	86,433
Series 2007-HE2, Class 1A4, (1-mo. CME Term SOFR + 0.43%), 5.78%, 03/25/37(c)		874	769,207
Series 2007-HE2, Class 23A, (1-mo. CME Term SOFR + 0.25%), 5.60%, 03/25/37(c)		34	31,454
Series 2007-HE3, Class 1A4, (1-mo. CME Term SOFR + 0.46%), 5.81%, 04/25/37(c)		309	321,605
Benefit Street Partners CLO Ltd.
Series 2015-6BR, Class A, (3-mo. CME Term SOFR + 1.45%), 6.78%, 07/20/34(a)(c)		1,460	1,460,730
Series 2015-6BR, Class B, (3-mo. CME Term SOFR + 2.06%), 7.39%, 07/20/34(a)(c)		250	251,247
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1R, (3-mo. CME Term SOFR + 1.53%), 6.86%, 07/20/37(a)(c)		2,366	2,367,801
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3-mo. CME Term SOFR + 1.36%), 6.69%, 01/20/31(a)(c)		1,268	1,267,850
Benefit Street Partners CLO XIX Ltd., Series 2019-19A, Class BR, (3-mo. CME Term SOFR + 1.60%), 6.93%, 01/15/33(a)(c)		250	250,374
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class AR, (3-mo. CME Term SOFR + 1.43%), 6.76%, 07/15/34(a)(c)		1,360	1,361,770
Benefit Street Partners CLO XXIV Ltd.
Series 2021-24A, Class A, (3-mo. CME Term SOFR + 1.43%), 6.76%, 10/20/34(a)(c)		1,000	1,000,996
Series 2021-24A, Class D, (3-mo. CME Term SOFR + 3.61%), 8.94%, 10/20/34(a)(c)		500	501,346
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.29%, 01/15/35(a)(c)		250	251,794
Betony CLO 2 Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.34%), 6.67%, 04/30/31(a)(c)		192	192,490
BHG Securitization Trust
Series 2021-A, Class A, 1.42%, 11/17/33(a)		95	90,779
Series 2021-A, Class B, 2.79%, 11/17/33(a)		3,714	3,409,450
Series 2022-C, Class B, 5.93%, 10/17/35(a)		880	875,454
Birch Grove CLO 2 Ltd.
Series 2021-2A, Class A1, (3-mo. CME Term SOFR + 1.52%), 6.85%, 10/19/34(a)(c)		320	320,317
Series 2021-2A, Class B, (3-mo. CME Term SOFR + 2.01%), 7.34%, 10/19/34(a)(c)		250	251,404
Birch Grove CLO 3 Ltd.
Series 2021-3A, Class B1, (3-mo. CME Term SOFR + 2.06%), 7.39%, 01/19/35(a)(c)		730	734,778
Series 2021-3A, Class B2, (3-mo. CME Term SOFR + 2.06%), 7.39%, 01/19/35(a)(c)		1,000	1,006,545
BlueMountain CLO Ltd.
Series 2013-2A, Class A1R, (3-mo. CME Term SOFR + 1.44%), 6.77%, 10/22/30(a)(c)		1,145	1,147,282
Series 2013-2A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.19%, 10/22/30(a)(c)		1,250	1,252,205
Series 2015-3A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 6.59%, 04/20/31(a)(c)		1,571	1,570,952
Series 2016-3A, Class A1R2, (3-mo. CME Term SOFR + 1.20%), 6.52%, 11/15/30(a)(c)		9,263	9,278,378
Security		Par (000)	Value
Asset-Backed Securities (continued)
BlueMountain CLO Ltd.
Series 2016-3A, Class A2R2, (3-mo. CME Term SOFR + 1.70%), 7.02%, 11/15/30(a)(c)	USD	1,000	$ 1,006,625
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.28%, 08/15/31(a)(c)		1,320	1,327,168
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.85%), 7.17%, 10/25/30(a)(c)		6,350	6,361,018
BlueMountain CLO XXIII Ltd.
Series 2018-23A, Class A1, (3-mo. CME Term SOFR + 1.41%), 6.74%, 10/20/31(a)(c)		240	240,437
Series 2018-23A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.29%, 10/20/31(a)(c)		750	754,331
Series 2018-23A, Class C, (3-mo. CME Term SOFR + 2.41%), 7.74%, 10/20/31(a)(c)		950	949,953
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.34%, 07/25/34(a)(c)		420	420,100
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class A, (3-mo. CME Term SOFR + 1.52%), 6.85%, 04/15/34(a)(c)		250	250,048
BlueMountain Fuji U.S. CLO III Ltd., Series 2017-3A, Class B, (3-mo. CME Term SOFR + 1.64%), 6.97%, 01/15/30(a)(c)		550	549,778
BPCRE Ltd., Series 2022-FL2, Class A, (1-mo. CME Term SOFR + 2.40%), 7.73%, 01/16/37(a)(c)		1,507	1,501,590
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 07/15/27(a)		2,027	2,024,613
Bridge Street CLO II Ltd., Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.49%), 6.82%, 07/20/34(a)(c)		250	250,233
Bristol Park CLO Ltd.
Series 2016-1A, Class AR, (3-mo. CME Term SOFR + 1.25%), 6.58%, 04/15/29(a)(c)		3,036	3,037,511
Series 2016-1A, Class BR, (3-mo. CME Term SOFR + 1.71%), 7.04%, 04/15/29(a)(c)		350	350,263
Series 2016-1A, Class DR, (3-mo. CME Term SOFR + 3.21%), 8.54%, 04/15/29(a)(c)		250	250,171
Capital One Multi-Asset Execution Trust, Series 2005-B3, Class B3, (3-mo. CME Term SOFR + 0.81%), 6.14%, 05/15/28(c)		2,048	2,046,039
Carbone CLO Ltd., Series 2017-1A, Class A1, (3-mo. CME Term SOFR + 1.40%), 6.73%, 01/20/31(a)(c)		403	403,490
Carlyle C17 CLO Ltd., Series C17A, Class A1AR, (3-mo. CME Term SOFR + 1.29%), 6.62%, 04/30/31(a)(c)		1,867	1,872,074
Carlyle Global Market Strategies CLO Ltd.
Series 2013-4A, Class A1RR, (3-mo. CME Term SOFR + 1.26%), 6.59%, 01/15/31(a)(c)		154	154,577
Series 2014-1A, Class A1R2, (3-mo. CME Term SOFR + 1.23%), 6.55%, 04/17/31(a)(c)		2,849	2,849,745
Series 2014-3RA, Class A1A, (3-mo. CME Term SOFR + 1.31%), 6.64%, 07/27/31(a)(c)		213	212,560
Series 2014-3RA, Class A1B, (3-mo. CME Term SOFR + 1.56%), 6.89%, 07/27/31(a)(c)		1,000	1,000,163
Carlyle U.S. CLO Ltd.
Series 2017-3A, Class A2R, (3-mo. CME Term SOFR + 1.69%), 7.02%, 07/20/29(a)(c)		2,810	2,815,429
Series 2018-4A, Class B, (3-mo. CME Term SOFR + 2.33%), 7.66%, 01/20/31(a)(c)		2,430	2,434,951
Series 2019-1A, Class A1AR, (3-mo. CME Term SOFR + 1.34%), 6.67%, 04/20/31(a)(c)		360	360,183

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Carlyle U.S. CLO Ltd.
Series 2019-2A, Class A1R, (3-mo. CME Term SOFR + 1.38%), 6.71%, 07/15/32(a)(c)	USD	250	$ 250,347
Series 2021-10A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.74%, 10/20/34(a)(c)		4,360	4,367,354
Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.40%), 6.73%, 04/15/34(a)(c)		250	250,854
Series 2021-7A, Class A1, (3-mo. CME Term SOFR + 1.42%), 6.75%, 10/15/35(a)(c)		1,000	1,002,958
Series 2021-8A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.24%, 10/15/34(a)(c)		3,000	3,007,577
Carrington Mortgage Loan Trust
Series 2006-FRE2, Class A4, (1-mo. CME Term SOFR + 0.36%), 5.71%, 10/25/36(c)		1,352	1,056,913
Series 2006-NC4, Class A3, (1-mo. CME Term SOFR + 0.27%), 5.62%, 10/25/36(c)		23	22,247
Series 2007-FRE1, Class A3, (1-mo. CME Term SOFR + 0.37%), 5.72%, 02/25/37(c)		4,094	3,774,806
CarVal CLO VC Ltd.
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.51%), 8.84%, 10/15/34(a)(c)		1,000	1,003,306
Series 2021-2A, Class E, (3-mo. CME Term SOFR + 7.01%), 12.34%, 10/15/34(a)(c)		1,250	1,254,292
Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(a)(c)		4,790	4,429,239
CBAM Ltd.
Series 2017-1A, Class A1, (3-mo. CME Term SOFR + 1.51%), 6.84%, 07/20/30(a)(c)		706	706,040
Series 2018-5A, Class B1, (3-mo. CME Term SOFR + 1.66%), 6.98%, 04/17/31(a)(c)		540	539,368
Series 2018-6A, Class B1R, (3-mo. CME Term SOFR + 2.36%), 7.69%, 01/15/31(a)(c)		1,000	1,004,431
Series 2018-7A, Class B1, (3-mo. CME Term SOFR + 1.86%), 7.19%, 07/20/31(a)(c)		500	501,683
C-BASS Trust, Series 2006-CB9, Class A4, (1-mo. CME Term SOFR + 0.57%), 5.92%, 11/25/36(c)		178	78,047
Cedar Funding II CLO Ltd.
Series 2013-1A, Class ARR, (3-mo. CME Term SOFR + 1.34%), 6.67%, 04/20/34(a)(c)		750	751,125
Series 2013-1A, Class BRR, (3-mo. CME Term SOFR + 1.61%), 6.94%, 04/20/34(a)(c)		500	498,859
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, (3-mo. CME Term SOFR + 1.24%), 6.57%, 04/20/31(a)(c)		1,156	1,158,233
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 6.68%, 07/17/31(a)(c)		1,767	1,767,574
Cedar Funding VI CLO Ltd., Series 2016-6A, Class ARR, (3-mo. CME Term SOFR + 1.31%), 6.64%, 04/20/34(a)(c)		500	500,654
Cedar Funding VII CLO Ltd.
Series 2018-7A, Class A1, (3-mo. CME Term SOFR + 1.26%), 6.59%, 01/20/31(a)(c)		282	282,300
Series 2018-7A, Class A2, (3-mo. CME Term SOFR + 1.39%), 6.72%, 01/20/31(a)(c)		250	250,388
Cedar Funding VIII CLO Ltd.
Series 2017-8A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 6.73%, 10/17/34(a)(c)		2,750	2,755,393
Series 2017-8A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.23%, 10/17/34(a)(c)		2,500	2,499,753
Security		Par (000)	Value
Asset-Backed Securities (continued)
Cedar Funding XI CLO Ltd.
Series 2019-11A, Class A1R, (3-mo. CME Term SOFR + 1.31%), 6.65%, 05/29/32(a)(c)	USD	1,000	$ 1,000,508
Series 2019-11A, Class A2R, (3-mo. CME Term SOFR + 1.61%), 6.95%, 05/29/32(a)(c)		250	250,192
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.19%, 07/15/33(a)(c)		1,480	1,478,646
CIFC Funding Ltd.
Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 2.01%), 7.34%, 07/16/30(a)(c)		250	250,001
Series 2013-2A, Class A1L2, (3-mo. CME Term SOFR + 1.26%), 6.59%, 10/18/30(a)(c)		1,303	1,303,791
Series 2013-2A, Class A2L2, (3-mo. CME Term SOFR + 1.76%), 7.09%, 10/18/30(a)(c)		250	250,020
Series 2014-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 6.99%, 01/18/31(a)(c)		2,100	2,102,751
Series 2014-2RA, Class A1, (3-mo. CME Term SOFR + 1.31%), 6.64%, 04/24/30(a)(c)		128	127,669
Series 2014-3A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.79%, 10/22/31(a)(c)		3,272	3,278,127
Series 2014-4RA, Class A1AR, (3-mo. CME Term SOFR + 1.43%), 6.75%, 01/17/35(a)(c)		1,000	1,003,424
Series 2014-5A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.78%, 10/17/31(a)(c)		4,960	4,959,552
Series 2014-5A, Class BR2, (3-mo. CME Term SOFR + 2.06%), 7.38%, 10/17/31(a)(c)		1,800	1,800,000
Series 2015-1A, Class ARR, (3-mo. CME Term SOFR + 1.37%), 6.70%, 01/22/31(a)(c)		181	181,584
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.26%), 6.59%, 04/18/31(a)(c)		2,775	2,776,733
Series 2018-2A, Class A1, (3-mo. CME Term SOFR + 1.30%), 6.63%, 04/20/31(a)(c)		218	218,391
Series 2018-3A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.19%, 07/18/31(a)(c)		256	256,349
Series 2018-4A, Class A2, (3-mo. CME Term SOFR + 1.96%), 7.28%, 10/17/31(a)(c)		250	250,805
Series 2019-5A, Class A1R1, (3-mo. CME Term SOFR + 1.40%), 6.73%, 01/15/35(a)(c)		2,250	2,254,993
Series 2019-6A, Class A1R, (3-mo. CME Term SOFR + 1.45%), 6.78%, 07/16/37(a)(c)		4,080	4,094,280
Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 6.72%, 10/20/34(a)(c)		7,000	7,019,058
Series 2020-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.24%, 10/20/34(a)(c)		970	972,746
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 6.76%, 07/25/37(a)(c)		250	250,000
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 7.09%, 07/25/37(a)(c)		690	690,000
Series 2021-3A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.29%, 07/15/36(a)(c)		510	511,410
Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.31%), 6.64%, 07/15/33(a)(c)		4,210	4,214,213
Series 2021-4A, Class B, (3-mo. CME Term SOFR + 1.84%), 7.17%, 07/15/33(a)(c)		2,500	2,500,510
Series 2021-4A, Class C, (3-mo. CME Term SOFR + 2.11%), 7.44%, 07/15/33(a)(c)		1,000	1,001,618
Series 2021-5A, Class A, (3-mo. CME Term SOFR + 1.40%), 6.73%, 07/15/34(a)(c)		1,700	1,704,848
Series 2021-6A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.24%, 10/15/34(a)(c)		550	550,623

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2023-3A, Class A, (3-mo. CME Term SOFR + 1.60%), 6.92%, 01/20/37(a)(c)	USD	1,700	$ 1,710,715
CIT Mortgage Loan Trust, Series 2007-1, Class 1M2, (1-mo. CME Term SOFR + 1.86%), 7.21%, 10/25/37(a)(c)		2,144	1,992,409
Citigroup Mortgage Loan Trust
Series 2007-AHL2, Class A3B, (1-mo. CME Term SOFR + 0.31%), 5.66%, 05/25/37(c)		922	599,428
Series 2007-AHL2, Class A3C, (1-mo. CME Term SOFR + 0.38%), 5.73%, 05/25/37(c)		429	279,080
Series 2007-WFH2, Class M3, (1-mo. CME Term SOFR + 0.82%), 6.17%, 03/25/37(c)		5,000	4,632,400
Series 2007-WFH4, Class M3A, (1-mo. CME Term SOFR + 3.86%), 9.21%, 07/25/37(c)		1,000	946,064
Clear Creek CLO
Series 2015-1A, Class AR, (3-mo. CME Term SOFR + 1.46%), 6.79%, 10/20/30(a)(c)		93	93,281
Series 2015-1A, Class DR, (3-mo. CME Term SOFR + 3.21%), 8.54%, 10/20/30(a)(c)		330	330,104
Series 2015-1A, Class ER, (3-mo. CME Term SOFR + 6.56%), 11.89%, 10/20/30(a)(c)		1,000	999,070
Clover CLO LLC
Series 2020-1A, Class AR, (3-mo. CME Term SOFR + 1.42%), 6.75%, 04/15/34(a)(c)		500	500,766
Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.69%, 04/22/34(a)(c)		5,590	5,590,044
College Ave Student Loans LLC
Series 2021-B, Class B, 2.42%, 06/25/52(a)		473	418,543
Series 2021-B, Class C, 2.72%, 06/25/52(a)		2,017	1,797,437
Series 2021-B, Class D, 3.78%, 06/25/52(a)		409	363,759
Series 2021-C, Class B, 2.72%, 07/26/55(a)		326	287,605
Series 2021-C, Class C, 3.06%, 07/26/55(a)		3,746	3,334,904
Series 2021-C, Class D, 4.11%, 07/26/55(a)		270	242,140
College Ave Student Loans Trust, Series 2024-A, Class A1B, (SOFR (30-day) + 1.75%), 7.09%, 06/25/54(a)(c)		6,338	6,283,984
Conseco Finance Corp.
Series 1996-10, Class B1, 7.24%, 11/15/28(c)		29	29,176
Series 1998-4, Class M1, 6.83%, 04/01/30(c)		628	592,088
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29(c)		2,165	366,144
Series 2000-4, Class A6, 8.31%, 05/01/32(c)		2,157	371,489
Cook Park CLO Ltd., Series 2018-1A, Class B, (3-mo. CME Term SOFR + 1.66%), 6.98%, 04/17/30(a)(c)		250	250,085
Countrywide Asset-Backed Certificates
Series 2005-16, Class 1AF, 4.51%, 04/25/36(c)		1,310	1,121,292
Series 2006-22, Class M1, (1-mo. CME Term SOFR + 0.46%), 5.81%, 05/25/47(c)		458	371,060
Series 2006-26, Class M1, (1-mo. CME Term SOFR + 0.36%), 5.71%, 06/25/37(c)		4,200	3,485,142
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1-mo. CME Term SOFR + 0.38%), 5.71%, 03/15/34(c)		9	8,980
Credit Suisse Mortgage Trust, Series 2021-JR1, Class A1, 5.47%, 09/27/66(a)(c)		3,504	3,468,920
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB2, Class AF4, 3.04%, 12/25/36(b)		15	12,257
Series 2006-MH1, Class B1, 6.75%, 10/25/36(a)(b)		1,366	1,332,377
Security		Par (000)	Value
Asset-Backed Securities (continued)
Credit-Based Asset Servicing & Securitization LLC
Series 2006-MH1, Class B2, 6.75%, 10/25/36(a)(b)	USD	1,793	$ 1,366,422
Series 2006-SL1, Class A3, (1-mo. CME Term SOFR + 0.55%), 5.90%, 09/25/36(a)(c)		5,526	213,347
Crown Point CLO 10 Ltd., Series 2021-10A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.29%, 07/20/34(a)(c)		510	511,990
CWHEQ Revolving Home Equity Loan Trust
Series 2006-C, Class 2A, (1-mo. CME Term SOFR + 0.29%), 5.62%, 05/15/36(c)		435	424,641
Series 2006-I, Class 1A, (1-mo. CME Term SOFR + 0.25%), 5.58%, 01/15/37(c)		138	126,776
Deer Creek CLO Ltd.
Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.77%, 10/20/30(a)(c)		376	376,583
Series 2017-1A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.24%, 10/20/30(a)(c)		750	752,900
Dewolf Park CLO Ltd.
Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.18%), 6.51%, 10/15/30(a)(c)		6,731	6,732,635
Series 2017-1A, Class CR, (3-mo. CME Term SOFR + 2.11%), 7.44%, 10/15/30(a)(c)		500	500,937
Diameter Capital CLO 1 Ltd., Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.50%), 6.83%, 07/15/36(a)(c)		1,530	1,531,440
Diameter Capital CLO 2 Ltd.
Series 2021-2A, Class A1, (3-mo. CME Term SOFR + 1.48%), 6.81%, 10/15/36(a)(c)		250	250,276
Series 2021-2A, Class A2, (3-mo. CME Term SOFR + 2.01%), 7.34%, 10/15/36(a)(c)		500	502,041
Diameter Capital CLO 3 Ltd., Series 2022-3A, Class A1A, (3-mo. CME Term SOFR + 1.39%), 6.72%, 04/15/37(a)(c)		470	470,450
Diameter Capital CLO 5 Ltd., Series 2023-5A, Class A2, (3-mo. CME Term SOFR + 2.40%), 7.73%, 10/15/36(a)(c)		1,000	1,010,483
Dryden 119 CLO Ltd., Series 2024-119A, Class C1, (3-mo. CME Term SOFR + 2.35%), 7.67%, 04/15/36(a)(c)		1,000	1,007,344
Dryden 37 Senior Loan Fund, Series 2015-37A, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.69%, 01/15/31(a)(c)		1,124	1,126,287
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR2, (3-mo. CME Term SOFR + 1.30%), 6.63%, 04/20/34(a)(c)		1,620	1,621,296
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.29%, 10/15/30(a)(c)		7,240	7,253,374
Dryden 49 Senior Loan Fund, Series 2017-49A, Class AR, (3-mo. CME Term SOFR + 1.21%), 6.54%, 07/18/30(a)(c)		854	854,898
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3-mo. CME Term SOFR + 1.38%), 6.71%, 01/15/31(a)(c)		1,785	1,787,458
Dryden 58 CLO Ltd., Series 2018-58A, Class B, (3-mo. CME Term SOFR + 1.76%), 7.08%, 07/17/31(a)(c)		250	250,335
Dryden 60 CLO Ltd., Series 2018-60A, Class A, (3-mo. CME Term SOFR + 1.31%), 6.64%, 07/15/31(a)(c)		237	237,148

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Dryden 65 CLO Ltd., Series 2018-65A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.19%, 07/18/30(a)(c)	USD	500	$ 501,692
Dryden 68 CLO Ltd., Series 2019-68A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.29%, 07/15/35(a)(c)		810	810,878
Dryden 77 CLO Ltd.
Series 2020-77A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.71%, 05/20/34(a)(c)		2,000	2,001,400
Series 2020-77A, Class XR, (3-mo. CME Term SOFR + 1.26%), 6.59%, 05/20/34(a)(c)		125	124,931
Eaton Vance CLO Ltd., Series 2014-1RA, Class A2, (3-mo. CME Term SOFR + 1.75%), 7.08%, 07/15/30(a)(c)		250	250,454
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A, 3.58%, 11/25/38(a)		583	559,360
EDvestinU Private Education Loan Issue No. 3 LLC
Series 2021-A, Class A, 1.80%, 11/25/45(a)		219	195,200
Series 2021-A, Class B, 3.50%, 11/25/50(a)		1,200	957,070
EDvestinU Private Education Loan Issue No. 4 LLC, Series 2022-A, Class A, 5.25%, 11/25/40(a)		969	952,875
Elmwood CLO 15 Ltd.
Series 2022-2A, Class A1, (3-mo. CME Term SOFR + 1.34%), 6.67%, 04/22/35(a)(c)		10,590	10,621,005
Series 2022-2A, Class D, (3-mo. CME Term SOFR + 3.67%), 9.00%, 04/22/35(a)(c)		1,625	1,630,983
Elmwood CLO 23 Ltd., Series 2023-2A, Class A, (3-mo. CME Term SOFR + 1.80%), 7.13%, 04/16/36(a)(c)		720	725,031
Elmwood CLO 27 Ltd.
Series 2024-3A, Class B, (3-mo. CME Term SOFR + 1.95%), 7.28%, 04/18/37(a)(c)		1,210	1,216,042
Series 2024-3A, Class D, (3-mo. CME Term SOFR + 3.45%), 8.78%, 04/18/37(a)(c)		250	249,938
Elmwood CLO 29 Ltd., Series 2024-5A, Class AR1, (3-mo. CME Term SOFR + 1.52%), 6.84%, 04/20/37(a)(c)		4,000	4,004,519
Elmwood CLO 30 Ltd., Series 2024-6A, Class A, (3-mo. CME Term SOFR + 1.43%), 07/17/37(a)(c)(d)		1,700	1,707,990
Elmwood CLO I Ltd., Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.52%), 6.83%, 04/20/37(a)(c)		250	250,257
Elmwood CLO II Ltd.
Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.74%, 04/20/34(a)(c)		3,950	3,956,282
Series 2019-2A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.24%, 04/20/34(a)(c)		900	904,783
Series 2019-2A, Class DR, (3-mo. CME Term SOFR + 3.26%), 8.59%, 04/20/34(a)(c)		250	250,496
Elmwood CLO IV Ltd., Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.35%), 8.67%, 04/18/37(a)(c)		1,000	1,006,206
Elmwood CLO VI Ltd., Series 2020-3A, Class ARR, (3-mo. CME Term SOFR + 1.38%), 07/18/37(a)(c)(d)		1,580	1,580,000
Elmwood CLO XII Ltd., Series 2021-5A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.74%, 01/20/35(a)(c)		960	963,946
FBR Securitization Trust, Series 2005-5, Class M2, (1-mo. CME Term SOFR + 0.82%), 6.17%, 11/25/35(c)		1,935	1,887,740
Security		Par (000)	Value
Asset-Backed Securities (continued)
Fillmore Park CLO Ltd., Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.60%), 6.93%, 07/15/30(a)(c)	USD	250	$ 250,192
First Franklin Mortgage Loan Trust
Series 2006-FF16, Class 2A3, (1-mo. CME Term SOFR + 0.39%), 5.74%, 12/25/36(c)		455	183,408
Series 2006-FF17, Class A5, (1-mo. CME Term SOFR + 0.26%), 5.61%, 12/25/36(c)		1,433	1,179,132
FirstKey Homes Trust
Series 2020-SFR1, Class G, 4.78%, 08/17/37(a)		3,650	3,518,689
Series 2021-SFR1, Class F1, 3.24%, 08/17/38(a)		4,464	4,051,613
Series 2021-SFR2, Class F1, 2.91%, 09/17/38(a)		5,500	4,997,852
Series 2022-SFR1, Class E1, 5.00%, 05/19/39(a)		4,000	3,825,300
Series 2022-SFR1, Class E2, 5.00%, 05/19/39(a)		2,990	2,841,505
Series 2022-SFR2, Class E1, 4.50%, 07/17/39(a)		2,681	2,511,824
Series 2022-SFR3, Class E2, 3.50%, 07/17/38(a)		6,928	6,423,164
Flatiron CLO 18 Ltd., Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.21%), 6.53%, 04/17/31(a)(c)		787	786,987
Flatiron CLO 19 Ltd.
Series 2019-1A, Class AR, (3-mo. LIBOR US + 1.08%), 6.67%, 11/16/34(a)(c)		500	500,100
Series 2019-1A, Class DR, (3-mo. LIBOR US + 3.00%), 8.59%, 11/16/34(a)(c)		900	901,275
Flatiron CLO 20 Ltd.
Series 2020-1A, Class BR, (3-mo. CME Term SOFR + 1.92%), 7.20%, 05/20/36(a)(c)		1,330	1,335,573
Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.45%), 8.73%, 05/20/36(a)(c)		1,000	1,011,544
Flatiron CLO 21 Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.19%, 07/19/34(a)(c)		1,200	1,201,820
Foundation Finance Trust
Series 2021-2A, Class A, 2.19%, 01/15/42(a)		1,394	1,279,163
Series 2024-1A, Class B, 5.95%, 12/15/49(a)		706	704,862
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1-mo. CME Term SOFR + 0.39%), 5.74%, 02/25/37(c)		1,875	1,394,877
FS Rialto Issuer Ltd.
Series 2021-FL3, Class A, (1-mo. CME Term SOFR + 1.36%), 6.69%, 11/16/36(a)(c)		651	646,524
Series 2022-FL4, Class A, (SOFR (30-day) + 1.90%), 7.23%, 01/19/39(a)(c)		9,467	9,466,500
Series 2022-FL5, Class A, (1-mo. CME Term SOFR + 2.30%), 7.64%, 06/19/37(a)(c)		2,721	2,723,509
Series 2022-FL6, Class A, (1-mo. CME Term SOFR + 2.58%), 7.92%, 08/17/37(a)(c)		6,015	6,028,504
Galaxy 33 CLO Ltd., Series 2024-33A, Class D1, (3-mo. CME Term SOFR + 3.55%), 8.88%, 04/20/37(a)(c)		1,900	1,889,649
Galaxy XIX CLO Ltd.
Series 2015-19A, Class A1RR, (3-mo. CME Term SOFR + 1.21%), 6.54%, 07/24/30(a)(c)		317	317,660
Series 2015-19A, Class A2RR, (3-mo. CME Term SOFR + 1.66%), 6.99%, 07/24/30(a)(c)		250	250,060
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, (3-mo. CME Term SOFR + 1.26%), 6.59%, 04/20/31(a)(c)		1,978	1,982,287
Galaxy XXII CLO Ltd., Series 2016-22A, Class ARR, (3-mo. CME Term SOFR + 1.46%), 6.79%, 04/16/34(a)(c)		1,000	1,003,232

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, (3-mo. CME Term SOFR + 1.28%), 6.61%, 05/16/31(a)(c)	USD	1,477	$ 1,477,961
Galaxy XXVIII CLO Ltd., Series 2018-28A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.19%, 07/15/31(a)(c)		510	511,158
Generate CLO 2 Ltd.
Series 2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.74%, 01/22/31(a)(c)		859	858,771
Series 2A, Class BR, (3-mo. CME Term SOFR + 1.71%), 7.04%, 01/22/31(a)(c)		250	250,486
Series 2A, Class ER, (3-mo. CME Term SOFR + 5.91%), 11.24%, 01/22/31(a)(c)		1,000	1,000,677
Generate CLO 6 Ltd.
Series 6A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 6.79%, 01/22/35(a)(c)		250	250,252
Series 6A, Class DR, (3-mo. CME Term SOFR + 3.76%), 9.09%, 01/22/35(a)(c)		4,500	4,521,107
Generate CLO 7 Ltd., Series 7A, Class A1R, (3-mo. CME Term SOFR + 1.62%), 6.92%, 04/22/37(a)(c)		7,665	7,730,384
Generate CLO 8 Ltd., Series 8A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.34%, 10/20/34(a)(c)		390	392,610
Gilbert Park CLO Ltd., Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.45%), 6.78%, 10/15/30(a)(c)		129	129,248
GoldenTree Loan Management U.S. CLO 1 Ltd.
Series 2017-1A, Class A1R2, (3-mo. CME Term SOFR + 1.28%), 6.61%, 04/20/34(a)(c)		250	250,050
Series 2021-11A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.72%, 10/20/34(a)(c)		5,530	5,535,776
Series 2021-11A, Class E, (3-mo. CME Term SOFR + 5.61%), 10.94%, 10/20/34(a)(c)		1,750	1,758,020
Series 2021-9R, Class DR, (3-mo. CME Term SOFR + 3.35%), 8.68%, 04/20/37(a)(c)		750	758,558
GoldenTree Loan Management U.S. CLO 10 Ltd., Series 2021-10A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.69%, 07/20/34(a)(c)		250	250,624
GoldenTree Loan Management U.S. CLO 12 Ltd., Series 2022-12A, Class B, (3-mo. CME Term SOFR + 1.95%), 7.28%, 04/20/34(a)(c)		2,500	2,511,885
GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class AJ, (3-mo. CME Term SOFR + 1.56%), 6.89%, 04/20/30(a)(c)		850	854,243
Goldman Home Improvement Trust
Series 2021-GRN2, Class B, 1.97%, 06/25/51(a)		2,313	2,134,385
Series 2022-GRN2, Class A, 6.80%, 10/25/52(a)		1,009	1,010,440
Golub Capital Partners CLO Ltd.
Series 2019-41A, Class AR, (3-mo. CME Term SOFR + 1.58%), 6.91%, 01/20/34(a)(c)		1,700	1,702,211
Series 2021-53A, Class E, (3-mo. CME Term SOFR + 6.96%), 12.29%, 07/20/34(a)(c)		250	250,694
Series 2021-55A, Class A, (3-mo. CME Term SOFR + 1.46%), 6.79%, 07/20/34(a)(c)		330	331,326
Series 2021-58A, Class A1, (3-mo. CME Term SOFR + 1.44%), 6.77%, 01/25/35(a)(c)		1,780	1,785,680
Series 2024-71A, Class A, (3-mo. CME Term SOFR + 1.95%), 7.27%, 02/09/37(a)(c)		6,000	6,024,082
GoodLeap Sustainable Home Solutions Trust
Series 2021-5CS, Class A, 2.31%, 10/20/48(a)		1,303	1,038,806
Series 2022-3CS, Class A, 4.95%, 07/20/49(a)		912	847,882
Series 2023-1GS, Class A, 5.52%, 02/22/55(a)		1,451	1,394,757
Series 2023-3C, Class A, 6.50%, 07/20/55(a)		671	679,912
Security		Par (000)	Value
Asset-Backed Securities (continued)
Gracie Point International Funding LLC
Series 2023-1A, Class A, (SOFR (90-day) + 1.95%), 7.30%, 09/01/26(a)(c)	USD	1,459	$ 1,473,124
Series 2024-1A, Class A, (SOFR (90-day) + 1.70%), 7.05%, 03/01/28(a)(c)		4,053	4,068,890
Greystone CRE Notes Ltd., Series 2021-FL3, Class A, (1-mo. CME Term SOFR + 1.13%), 6.46%, 07/15/39(a)(c)		849	844,755
Greywolf CLO III Ltd., Series 2020-3RA, Class A1R, (3-mo. CME Term SOFR + 1.55%), 6.88%, 04/15/33(a)(c)		500	501,026
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME Term SOFR + 0.81%), 6.16%, 12/25/35(c)		283	120,258
Series 2006-14, Class A3A, (1-mo. CME Term SOFR + 0.61%), 5.96%, 09/25/36(c)		4,633	1,393,926
Series 2006-18, Class AF3A, 5.77%, 11/25/36(c)		1,358	392,280
Series 2006-4, Class 1A1, 4.12%, 03/25/36(c)		673	440,469
Series 2007-2, Class AF3, 5.92%, 03/25/37(c)		24	4,524
GSAMP Trust
Series 2007-H1, Class A1B, (1-mo. CME Term SOFR + 0.51%), 5.86%, 01/25/47(c)		10	4,851
Series 2007-HS1, Class M5, (1-mo. CME Term SOFR + 3.49%), 8.84%, 02/25/47(c)		3,566	3,495,611
Series 2007-HS1, Class M7, (1-mo. CME Term SOFR + 3.49%), 8.84%, 02/25/47(c)		3,000	2,682,497
Gulf Stream Meridian 3 Ltd., Series 2021-3A, Class A1, (3-mo. CME Term SOFR + 1.58%), 6.91%, 04/15/34(a)(c)		250	250,000
Gulf Stream Meridian 4 Ltd.
Series 2021-4A, Class A1, (3-mo. CME Term SOFR + 1.46%), 6.79%, 07/15/34(a)(c)		10,000	10,030,427
Series 2021-4A, Class A2, (3-mo. CME Term SOFR + 2.11%), 7.44%, 07/15/34(a)(c)		1,000	1,009,025
Gulf Stream Meridian 5 Ltd., Series 2021-5A, Class A2, (3-mo. CME Term SOFR + 2.06%), 7.39%, 07/15/34(a)(c)		650	655,417
Gulf Stream Meridian 7 Ltd., Series 2022-7A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.69%, 07/15/35(a)(c)		2,420	2,423,633
Halseypoint CLO 6 Ltd., Series 2022-6A, Class A1, (3-mo. CME Term SOFR + 2.45%), 7.78%, 10/20/34(a)(c)		1,230	1,236,765
Highbridge Loan Management Ltd., Series 3A-2014, Class A1R, (3-mo. CME Term SOFR + 1.44%), 6.77%, 07/18/29(a)(c)		91	91,689
Hipgnosis Music Assets LP, Series 2022-1, Class A, 5.00%, 05/16/62(a)		2,000	1,924,886
Home Equity Asset Trust, Series 2006-3, Class M2, (1-mo. CME Term SOFR + 0.71%), 6.06%, 07/25/36(c)		280	256,787
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, (1-mo. CME Term SOFR + 2.14%), 4.03%, 07/25/34(c)		14	12,861
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(a)		5,766	5,233,733
HPS Loan Management Ltd.
Series 10A-16, Class A1RR, (3-mo. CME Term SOFR + 1.40%), 6.73%, 04/20/34(a)(c)		7,260	7,276,074
Series 6A-2015, Class A1R, (3-mo. CME Term SOFR + 1.26%), 6.60%, 02/05/31(a)(c)		326	326,125

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B2, (SOFR (30-day) + 1.40%), 05/20/32(a)(c)(d)	USD	12,057	$ 12,056,922
ICG U.S. CLO Ltd., Series 2014-3A, Class A1RR, (3-mo. CME Term SOFR + 1.29%), 6.62%, 04/25/31(a)(c)		128	128,205
Invesco CLO Ltd., Series 2022-1A, Class B, (3-mo. CME Term SOFR + 1.80%), 7.13%, 04/20/35(a)(c)		510	509,169
JPMorgan Mortgage Acquisition Trust
Series 2006-CH1, Class M7, (1-mo. CME Term SOFR + 1.31%), 6.66%, 07/25/36(c)		3,498	2,987,326
Series 2007-CH1, Class MF1, 4.56%, 11/25/36(b)		100	96,766
Juniper Valley Park CLO Ltd., Series 2023-1R, Class BR, (3-mo. CME Term SOFR + 1.55%), 07/20/36(a)(c)(d)		1,800	1,800,000
KeyCorp Student Loan Trust, Series 2004-A, Class 2D, (3-mo. LIBOR US + 1.25%), 6.84%, 07/28/42(c)		2,527	2,371,314
KKR CLO 10 Ltd., Series 10, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.30%, 09/15/29(a)(c)		640	640,523
KKR CLO 17 Ltd., Series 17, Class AR, (3-mo. CME Term SOFR + 1.34%), 6.67%, 04/15/34(a)(c)		500	500,001
LCM 26 Ltd., Series 26A, Class A1, (3-mo. CME Term SOFR + 1.33%), 6.66%, 01/20/31(a)(c)		1,046	1,046,477
LCM XVIII LP, Series 18A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 6.61%, 04/20/31(a)(c)		142	142,617
Legacy Mortgage Asset Trust
Series 2019-SL2, Class A, 3.38%, 02/25/59(a)(c)		3,074	2,922,834
Series 2019-SL2, Class B, 0.00%, 02/25/59(a)(e)		531	97,186
Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(c)		653	570,063
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class C, 0.00%, 06/15/33(e)		426	401,771
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1-mo. CME Term SOFR + 0.20%), 5.55%, 06/25/37(a)(c)		75	48,543
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/31(a)		1,525	1,357,191
Series 2021-2A, Class B, 2.37%, 04/20/32(a)		4,630	4,077,363
Series 2021-2A, Class D, 4.46%, 04/20/32(a)		3,500	3,014,405
Series 2022-1A, Class A, 5.12%, 07/20/32(a)		4,589	4,546,668
Series 2023-1A, Class D, 8.69%, 05/20/33(a)		1,310	1,349,099
Series 2024-1A, Class B, 5.88%, 06/21/32(a)		1,205	1,202,004
Series 2024-1A, Class C, 6.40%, 06/21/32(a)		2,447	2,446,333
Series 2024-1A, Class D, 7.21%, 06/21/32(a)		5,550	5,628,974
LoanCore Issuer Ltd., Series 2022-CRE7, Class A, (SOFR (30-day) + 1.55%), 6.88%, 01/17/37(a)(c)		13,077	13,064,740
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 2.75%, 07/20/47(a)		827	670,775
Series 2021-2GS, Class A, 2.22%, 03/20/48(a)		3,196	2,505,752
Long Beach Mortgage Loan Trust
Series 2006-2, Class 1A, (1-mo. CME Term SOFR + 0.47%), 5.82%, 03/25/46(c)		586	457,163
Series 2006-5, Class 2A3, (1-mo. CME Term SOFR + 0.41%), 5.76%, 06/25/36(c)		3,010	1,388,831
Series 2006-7, Class 2A3, (1-mo. CME Term SOFR + 0.43%), 5.78%, 08/25/36(c)		5,469	2,131,568
Series 2006-7, Class 2A4, (1-mo. CME Term SOFR + 0.59%), 5.94%, 08/25/36(c)		1,262	492,279
Series 2006-9, Class 2A3, (1-mo. CME Term SOFR + 0.43%), 5.78%, 10/25/36(c)		1,953	614,554
Series 2006-WL3, Class 2A4, (1-mo. CME Term SOFR + 0.71%), 6.06%, 01/25/36(c)		3,059	2,653,359
Security		Par (000)	Value
Asset-Backed Securities (continued)
Long Point Park CLO Ltd., Series 2017-1A, Class A2, (3-mo. CME Term SOFR + 1.64%), 6.95%, 01/17/30(a)(c)	USD	820	$ 820,945
Madison Park Funding LXII Ltd., Series 2022-62A, Class AR, (3-mo. CME Term SOFR + 1.85%), 7.17%, 07/17/36(a)(c)		970	977,275
Madison Park Funding LXVII Ltd., Series 2024-67A, Class B, (3-mo. CME Term SOFR + 2.05%), 7.34%, 04/25/37(a)(c)		4,230	4,283,491
Madison Park Funding XIX Ltd., Series 2015-19A, Class AR3, (3-mo. CME Term SOFR + 1.60%), 6.93%, 01/22/37(a)(c)		330	331,943
Madison Park Funding XLVI Ltd., Series 2020-46A, Class B1R, (3-mo. CME Term SOFR + 1.91%), 7.24%, 10/15/34(a)(c)		5,200	5,218,946
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class E, (3-mo. CME Term SOFR + 6.51%), 11.84%, 04/19/33(a)(c)		500	501,432
Madison Park Funding XVIII Ltd.
Series 2015-18A, Class ARR, (3-mo. CME Term SOFR + 1.20%), 6.53%, 10/21/30(a)(c)		3,317	3,319,495
Series 2015-18A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.19%, 10/21/30(a)(c)		390	390,250
Madison Park Funding XXII Ltd., Series 2016-22A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.19%, 01/15/33(a)(c)		1,500	1,500,198
Madison Park Funding XXIII Ltd., Series 2017-23A, Class AR, (3-mo. CME Term SOFR + 1.23%), 6.56%, 07/27/31(a)(c)		958	958,809
Madison Park Funding XXIV Ltd., Series 2016-24A, Class BR2, (3-mo. CME Term SOFR + 1.55%), 6.88%, 10/20/29(a)(c)		740	740,732
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class C, (3-mo. CME Term SOFR + 2.11%), 7.44%, 07/15/30(a)(c)		500	500,934
Madison Park Funding XXX Ltd.
Series 2018-30A, Class E, (3-mo. CME Term SOFR + 5.21%), 10.54%, 04/15/29(a)(c)		1,000	1,000,409
Series 2018-30X, Class E, (3-mo. CME Term SOFR + 5.21%), 10.54%, 04/15/29(c)(f)		250	250,102
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B1R, (3-mo. CME Term SOFR + 1.80%), 7.14%, 07/23/37(a)(c)		510	510,000
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, (3-mo. CME Term SOFR + 1.29%), 6.62%, 10/15/32(a)(c)		1,790	1,790,895
Madison Park Funding XXXV Ltd., Series 2019-35A, Class BR, (3-mo. CME Term SOFR + 1.66%), 6.99%, 04/20/32(a)(c)		720	720,108
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, (3-mo. CME Term SOFR + 1.38%), 6.70%, 07/17/34(a)(c)		1,250	1,253,651
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3-mo. CME Term SOFR + 3.91%), 9.24%, 01/22/35(a)(c)		750	750,756
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 03/20/36(a)		700	647,716
Series 2021-AA, Class B, 2.33%, 03/20/36(a)		1,620	1,461,904
Series 2021-AA, Class C, 2.96%, 03/20/36(a)		2,850	2,546,086
Series 2021-BA, Class C, 2.66%, 11/20/36(a)		4,403	3,822,195
Series 2021-BA, Class E, 4.68%, 11/20/36(a)		3,620	3,057,443
Series 2022-AA, Class A, 6.45%, 10/20/37(a)		2,345	2,349,294

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
MASTR Asset-Backed Securities Trust
Series 2005-WF1, Class M8, (1-mo. CME Term SOFR + 1.97%), 7.32%, 06/25/35(c)	USD	1,119	$ 1,150,431
Series 2006-AM2, Class A4, (1-mo. CME Term SOFR + 0.63%), 5.98%, 06/25/36(a)(c)		232	209,062
Series 2006-WMC2, Class A4, (1-mo. CME Term SOFR + 0.41%), 5.76%, 04/25/36(c)		3,203	666,849
Series 2007-HE1, Class A4, (1-mo. CME Term SOFR + 0.39%), 5.74%, 05/25/37(c)		83	67,187
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1-mo. CME Term SOFR + 0.63%), 5.98%, 06/25/46(a)(c)		11	10,511
MERIT Securities Corp., Series 13, Class M2, 7.88%, 12/28/33(b)		885	790,261
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-2, Class A2C, (1-mo. CME Term SOFR + 0.59%), 5.94%, 05/25/37(c)		1,665	1,168,890
Series 2007-H1, Class 1A2, (1-mo. CME Term SOFR + 3.61%), 8.96%, 10/25/37(c)		2,307	2,114,267
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class M1, (1-mo. CME Term SOFR + 0.50%), 5.85%, 08/25/37(c)		1,753	1,459,606
MF1 LLC
Series 2022-FL10, Class A, (1-mo. CME Term SOFR + 2.64%), 7.97%, 09/17/37(a)(c)		1,428	1,430,963
Series 2022-FL9, Class A, (1-mo. CME Term SOFR + 2.15%), 7.49%, 06/19/37(a)(c)		2,844	2,847,555
Series 2023-FL12, Class A, (1-mo. CME Term SOFR + 2.07%), 7.41%, 10/19/38(a)(c)		1,306	1,306,980
MF1 Ltd., Series 2021-FL7, Class A, (1-mo. CME Term SOFR + 1.19%), 6.53%, 10/16/36(a)(c)		427	424,276
MidOcean Credit CLO III Ltd., Series 2014-3A, Class A3A2, (3-mo. CME Term SOFR + 1.23%), 6.56%, 04/21/31(a)(c)		469	469,246
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 6.67%, 04/18/36(a)(c)		9,000	9,007,760
Mill City Solar Loan Ltd.
Series 2019-1A, Class A, 4.34%, 03/20/43(a)		1,012	929,299
Series 2019-2GS, Class A, 3.69%, 07/20/43(a)		1,731	1,534,874
Morgan Stanley ABS Capital I, Inc. Trust
Series 2007-NC1, Class A2D, (1-mo. CME Term SOFR + 0.33%), 5.68%, 11/25/36(c)		4,964	2,308,581
Series 2007-SEA1, Class 2A1, (1-mo. CME Term SOFR + 3.91%), 9.26%, 02/25/47(a)(c)		48	44,566
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A4, 6.51%, 10/25/36(b)		2,346	535,103
Series 2006-12XS, Class A6A, 6.23%, 10/25/36(b)		581	161,938
Series 2006-16AX, Class 2A3, (1-mo. CME Term SOFR + 0.61%), 5.96%, 11/25/36(c)		610	167,166
Mosaic Solar Loan Trust
Series 2018-2GS, Class A, 4.20%, 02/22/44(a)		943	866,142
Series 2019-1A, Class A, 4.37%, 12/21/43(a)		1,437	1,332,408
Series 2019-2A, Class A, 2.88%, 09/20/40(a)		232	202,964
Series 2020-2A, Class B, 2.21%, 08/20/46(a)		1,255	1,030,864
Series 2021-1A, Class B, 2.05%, 12/20/46(a)		352	273,721
Series 2021-2A, Class B, 2.09%, 04/22/47(a)		3,223	2,427,628
Series 2022-3A, Class A, 6.10%, 06/20/53(a)		776	782,841
Series 2023-1A, Class A, 5.32%, 06/20/53(a)		2,616	2,552,349
Security		Par (000)	Value
Asset-Backed Securities (continued)
Myers Park CLO Ltd.
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.66%), 6.99%, 10/20/30(a)(c)	USD	540	$ 540,486
Series 2018-1A, Class B1, (3-mo. CME Term SOFR + 1.86%), 7.19%, 10/20/30(a)(c)		760	760,399
Nationstar Home Equity Loan Trust, Series 2007-B, Class M1, (1-mo. CME Term SOFR + 0.52%), 5.87%, 04/25/37(c)		380	351,411
Navient Private Education Loan Trust, Series 2020-IA, Class B, 2.95%, 04/15/69(a)		1,880	1,564,434
Navient Private Education Refi Loan Trust
Series 2018-DA, Class A2A, 4.00%, 12/15/59(a)		676	657,158
Series 2019-D, Class A2A, 3.01%, 12/15/59(a)		2,273	2,151,604
Series 2020-CA, Class A2B, (1-mo. CME Term SOFR + 1.71%), 7.04%, 11/15/68(a)(c)		2,486	2,511,038
Series 2021-DA, Class A, (Prime Rate + (1.99)%), 6.51%, 04/15/60(a)(c)		964	927,770
Series 2021-DA, Class B, 2.61%, 04/15/60(a)		830	738,157
Series 2021-DA, Class C, 3.48%, 04/15/60(a)		5,000	4,428,609
Series 2021-DA, Class D, 4.00%, 04/15/60(a)		5,000	4,553,858
Series 2024-A, Class A, 5.66%, 10/15/72(a)		11,139	11,176,942
Navient Student Loan Trust, Series 2019-BA, Class A2A, 3.39%, 12/15/59(a)		1,000	960,134
Nelnet Student Loan Trust
Series 2021-A, Class A1, (1-mo. CME Term SOFR + 0.91%), 6.25%, 04/20/62(a)(c)		1,212	1,207,691
Series 2021-A, Class A2, (1-mo. CME Term SOFR + 1.14%), 6.48%, 04/20/62(a)(c)		2,680	2,661,205
Series 2021-A, Class APT2, 1.36%, 04/20/62(a)		1,700	1,539,494
Series 2021-A, Class B1, 2.85%, 04/20/62(a)		1,979	1,644,842
Series 2021-A, Class B2, 2.85%, 04/20/62(a)		1,640	1,363,083
Series 2021-A, Class C, 3.75%, 04/20/62(a)		124	100,876
Series 2021-A, Class D, 4.93%, 04/20/62(a)		735	607,791
Series 2021-BA, Class B, 2.68%, 04/20/62(a)		8,450	6,996,744
Series 2021-BA, Class C, 3.57%, 04/20/62(a)		386	311,457
Series 2021-BA, Class D, 4.75%, 04/20/62(a)		8,380	6,829,159
Series 2021-CA, Class B, 2.53%, 04/20/62(a)		5,370	4,363,276
Series 2021-CA, Class C, 3.36%, 04/20/62(a)		2,770	2,237,307
Series 2021-CA, Class D, 4.44%, 04/20/62(a)		5,590	4,499,074
Series 2021-DA, Class B, 2.90%, 04/20/62(a)		4,800	3,996,355
Series 2021-DA, Class C, 3.50%, 04/20/62(a)		2,700	2,136,090
Series 2021-DA, Class D, 4.38%, 04/20/62(a)		680	535,019
Series 2023-PL1A, Class A1A, (SOFR (30-day) + 2.25%), 7.59%, 11/25/53(a)(c)		2,661	2,653,388
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 6.62%, 01/28/30(a)(c)		479	479,931
Neuberger Berman CLO XV Ltd., Series 2013-15A, Class BR2, (3-mo. CME Term SOFR + 1.61%), 6.94%, 10/15/29(a)(c)		250	250,239
Neuberger Berman CLO XX Ltd.
Series 2015-20A, Class ARR, (3-mo. CME Term SOFR + 1.42%), 6.75%, 07/15/34(a)(c)		525	526,180
Series 2015-20A, Class DRR, (3-mo. CME Term SOFR + 3.21%), 8.54%, 07/15/34(a)(c)		1,000	1,001,543
Series 2015-20A, Class ERR, (3-mo. CME Term SOFR + 6.76%), 12.09%, 07/15/34(a)(c)		750	753,232
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A, Class AR, (3-mo. CME Term SOFR + 1.18%), 6.51%, 10/18/30(a)(c)		3,519	3,524,793

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 32 Ltd., Series 2019-32A, Class BR, (3-mo. CME Term SOFR + 1.66%), 6.99%, 01/20/32(a)(c)	USD	910	$ 910,925
Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Class BR, (3-mo. CME Term SOFR + 1.75%), 7.08%, 01/20/35(a)(c)		1,000	998,690
Neuberger Berman Loan Advisers CLO 42 Ltd., Series 2021-42A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.69%, 07/16/35(a)(c)		3,000	3,004,901
Neuberger Berman Loan Advisers CLO 43 Ltd., Series 2021-43A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.71%, 07/17/35(a)(c)		1,000	1,001,509
Neuberger Berman Loan Advisers CLO 45 Ltd., Series 2021-45A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.72%, 10/14/35(a)(c)		5,000	5,011,218
Neuberger Berman Loan Advisers CLO 46 Ltd., Series 2021-46A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.24%, 01/20/36(a)(c)		1,220	1,225,096
Neuberger Berman Loan Advisers CLO 55 Ltd., Series 2024-55A, Class C, (3-mo. CME Term SOFR + 2.35%), 7.67%, 04/22/38(a)(c)		1,000	1,007,212
New Residential Mortgage Loan Trust, Series 2022-SFR2, Class F, 4.00%, 09/04/39(a)		3,692	3,177,276
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1-mo. CME Term SOFR + 0.51%), 5.86%, 10/25/36(a)(c)		106	123,755
NovaStar Mortgage Funding Trust, Series 2006-5, Class A2D, (1-mo. CME Term SOFR + 0.59%), 5.94%, 11/25/36(c)		3,738	1,113,089
Oaktree CLO Ltd., Series 2020-1A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.24%, 07/15/34(a)(c)		2,000	2,005,343
Oakwood Mortgage Investors, Inc.
Series 1999-C, Class A2, 7.48%, 08/15/27		1,695	1,318,283
Series 2001-D, Class A2, 5.26%, 01/15/19(c)		25	10,099
Series 2002-A, Class M1, 7.76%, 03/15/32(c)		1,890	1,751,707
Series 2002-C, Class M1, 6.89%, 11/15/32(c)		1,922	1,821,758
Ocean Trails CLO V, Series 2014-5A, Class BRR, (3-mo. CME Term SOFR + 2.21%), 7.54%, 10/13/31(a)(c)		500	502,462
OCP CLO Ltd.
Series 2016-12A, Class BR2, (3-mo. CME Term SOFR + 1.81%), 7.14%, 04/18/33(a)(c)		3,000	3,008,999
Series 2017-13A, Class A1AR, (3-mo. CME Term SOFR + 1.22%), 6.55%, 07/15/30(a)(c)		2,863	2,866,048
Series 2017-13A, Class A2R, (3-mo. CME Term SOFR + 1.81%), 7.14%, 07/15/30(a)(c)		250	250,018
Series 2019-16A, Class AR, (3-mo. CME Term SOFR + 1.26%), 6.56%, 04/10/33(a)(c)		1,486	1,488,548
Series 2019-17A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 6.63%, 07/20/32(a)(c)		1,000	1,002,097
Series 2019-17A, Class AR2, (3-mo. CME Term SOFR + 1.40%), 07/20/37(a)(c)(d)		1,680	1,680,000
Series 2020-18A, Class AR, (3-mo. CME Term SOFR + 1.35%), 6.68%, 07/20/32(a)(c)		1,100	1,100,550
Series 2020-20A, Class B1R, (3-mo. CME Term SOFR + 1.95%), 7.24%, 04/18/37(a)(c)		370	373,486
Series 2020-8RA, Class A1, (3-mo. CME Term SOFR + 1.48%), 6.80%, 01/17/32(a)(c)		1,427	1,427,842
Series 2021-22A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.77%, 12/02/34(a)(c)		2,020	2,027,021
Security		Par (000)	Value
Asset-Backed Securities (continued)
OCP CLO Ltd.
Series 2021-22A, Class B1, (3-mo. CME Term SOFR + 1.96%), 7.29%, 12/02/34(a)(c)	USD	340	$ 341,837
Octagon 56 Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.24%, 10/15/34(a)(c)		250	249,628
Octagon 57 Ltd., Series 2021-1A, Class B1, (3-mo. CME Term SOFR + 1.91%), 7.24%, 10/15/34(a)(c)		870	869,674
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3-mo. CME Term SOFR + 1.22%), 6.55%, 04/16/31(a)(c)		2,327	2,329,840
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (3-mo. CME Term SOFR + 1.45%), 6.78%, 01/20/31(a)(c)		645	645,119
Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.23%), 6.56%, 04/15/31(a)(c)		221	220,842
Octagon Investment Partners 37 Ltd., Series 2018-2A, Class A2, (3-mo. CME Term SOFR + 1.84%), 7.17%, 07/25/30(a)(c)		650	651,472
Octagon Investment Partners 39 Ltd., Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.80%), 7.13%, 10/20/30(a)(c)		5,640	5,656,973
Octagon Investment Partners 51 Ltd., Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.74%, 07/20/34(a)(c)		1,250	1,250,488
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 1.61%), 6.94%, 07/19/30(a)(c)		350	351,169
Octagon Investment Partners XVII Ltd.
Series 2013-1A, Class A1R2, (3-mo. CME Term SOFR + 1.26%), 6.59%, 01/25/31(a)(c)		688	688,063
Series 2013-1A, Class A2R2, (3-mo. CME Term SOFR + 1.36%), 6.69%, 01/25/31(a)(c)		500	499,616
OHA Credit Funding 17 Ltd., Series 2024-17A, Class A, (3-mo. CME Term SOFR + 1.48%), 6.79%, 04/20/37(a)(c)		2,140	2,157,120
OHA Credit Funding 2 Ltd., Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.74%, 04/21/34(a)(c)		1,500	1,500,903
OHA Credit Funding 3 Ltd., Series 2019-3A, Class AR, (3-mo. CME Term SOFR + 1.40%), 6.73%, 07/02/35(a)(c)		250	250,313
OHA Credit Funding 4 Ltd., Series 2019-4A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.74%, 10/22/36(a)(c)		1,000	1,001,500
OHA Credit Funding 5 Ltd.
Series 2020-5A, Class A2A, (3-mo. CME Term SOFR + 1.71%), 7.04%, 04/18/33(a)(c)		300	301,272
Series 2020-5A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.19%, 04/18/33(a)(c)		2,080	2,082,496
OHA Credit Funding 6 Ltd., Series 2020-6A, Class AR, (3-mo. CME Term SOFR + 1.40%), 6.73%, 07/20/34(a)(c)		670	670,751
OHA Credit Funding 7 Ltd., Series 2020-7A, Class AR, (3-mo. CME Term SOFR + 1.30%), 6.63%, 02/24/37(a)(c)		3,520	3,522,979
OHA Credit Funding 9 Ltd., Series 2021-9A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.29%, 07/19/35(a)(c)		1,890	1,903,272
OHA Credit Partners XI Ltd., Series 2015-11A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.79%, 04/20/37(a)(c)		1,560	1,566,376

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
OHA Credit Partners XII Ltd., Series 2015-12A, Class B1R2, (3-mo. CME Term SOFR + 1.95%), 7.28%, 04/23/37(a)(c)	USD	1,700	$ 1,707,245
OHA Loan Funding Ltd.
Series 2013-2A, Class AR, (3-mo. CME Term SOFR + 1.30%), 6.63%, 05/23/31(a)(c)		746	748,883
Series 2015-1A, Class AR3, (3-mo. CME Term SOFR + 1.41%), 6.74%, 01/19/37(a)(c)		1,360	1,361,360
Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.80%, 07/20/37(a)(c)		2,640	2,650,526
OneMain Financial Issuance Trust
Series 2021-1A, Class A2, (SOFR (30-day) + 0.76%), 6.09%, 06/16/36(a)(c)		1,201	1,198,513
Series 2021-1A, Class B, 1.95%, 06/16/36(a)		4,700	4,140,486
Series 2021-1A, Class C, 2.22%, 06/16/36(a)		4,680	4,043,407
Series 2023-2A, Class D, 7.52%, 09/15/36(a)		1,720	1,771,579
Series 2024-1A, Class A, 5.79%, 05/14/41(a)		10,618	10,834,833
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1-mo. CME Term SOFR + 0.85%), 6.20%, 11/25/35(c)		460	373,471
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(b)		4,080	3,364,020
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(b)		2,462	2,041,248
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, (1-mo. LIBOR US + 1.20%), 6.64%, 10/15/37(a)(c)		631	620,740
OSD CLO Ltd., Series 2021-23A, Class E, (3-mo. CME Term SOFR + 6.26%), 11.58%, 04/17/31(a)(c)		1,000	994,132
Owl Rock CLO XVIII LLC, Series 2024-18A, Class A, (3-mo. CME Term SOFR + 1.70%), 07/24/36(a)(c)(d)		2,990	2,990,000
OZLM Funding IV Ltd.
Series 2013-4A, Class A1R, (3-mo. CME Term SOFR + 1.51%), 6.84%, 10/22/30(a)(c)		257	257,458
Series 2013-4A, Class A2R, (3-mo. CME Term SOFR + 1.96%), 7.29%, 10/22/30(a)(c)		500	500,232
OZLM VIII Ltd.
Series 2014-8A, Class A2R3, (3-mo. CME Term SOFR + 1.91%), 7.23%, 10/17/29(a)(c)		1,185	1,192,698
Series 2014-8A, Class BR3, (3-mo. CME Term SOFR + 2.36%), 7.68%, 10/17/29(a)(c)		1,750	1,753,089
OZLM XIV Ltd., Series 2015-14A, Class A1SR, (3-mo. CME Term SOFR + 1.51%), 6.84%, 07/15/34(a)(c)		1,500	1,505,527
OZLM XVIII Ltd., Series 2018-18A, Class B, (3-mo. CME Term SOFR + 1.81%), 7.14%, 04/15/31(a)(c)		550	551,100
OZLM XXII Ltd.
Series 2018-22A, Class A1, (3-mo. CME Term SOFR + 1.33%), 6.65%, 01/17/31(a)(c)		658	658,916
Series 2018-22A, Class A2, (3-mo. CME Term SOFR + 1.76%), 7.08%, 01/17/31(a)(c)		500	500,457
Pagaya AI Debt Selection Trust, Series 2021-2, Class NOTE, 3.00%, 01/25/29(a)		397	387,964
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(a)		1,000	760,858
Palmer Square CLO Ltd.
Series 2013-2A, Class A1A3, (3-mo. CME Term SOFR + 1.26%), 6.58%, 10/17/31(a)(c)		2,547	2,548,948
Series 2014-1A, Class A1R2, (3-mo. CME Term SOFR + 1.39%), 6.71%, 01/17/31(a)(c)		356	356,823
Security		Par (000)	Value
Asset-Backed Securities (continued)
Palmer Square CLO Ltd.
Series 2014-1A, Class CR2, (3-mo. CME Term SOFR + 2.91%), 8.23%, 01/17/31(a)(c)	USD	400	$ 400,756
Series 2015-1A, Class A1A4, (3-mo. CME Term SOFR + 1.39%), 6.72%, 05/21/34(a)(c)		660	662,168
Series 2015-1A, Class A2R4, (3-mo. CME Term SOFR + 1.96%), 7.29%, 05/21/34(a)(c)		1,330	1,331,955
Series 2015-2A, Class CR2, (3-mo. CME Term SOFR + 3.01%), 8.34%, 07/20/30(a)(c)		1,250	1,252,628
Series 2019-1A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 6.73%, 11/14/34(a)(c)		2,380	2,382,545
Series 2020-3A, Class A1R2, (3-mo. CME Term SOFR + 1.65%), 6.97%, 11/15/36(a)(c)		960	966,836
Series 2021-3A, Class A1, (3-mo. CME Term SOFR + 1.41%), 6.74%, 01/15/35(a)(c)		390	390,234
Series 2021-4A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.24%, 10/15/34(a)(c)		250	250,947
Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.65%), 07/20/37(a)(c)(d)		2,300	2,300,000
Palmer Square Loan Funding Ltd.
Series 2021-2A, Class A2, (3-mo. CME Term SOFR + 1.51%), 6.84%, 05/20/29(a)(c)		3,560	3,564,623
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 5.26%), 10.59%, 07/20/29(a)(c)		250	250,240
Series 2021-4A, Class B, (3-mo. CME Term SOFR + 2.01%), 7.34%, 10/15/29(a)(c)		250	250,282
Series 2021-4A, Class C, (3-mo. CME Term SOFR + 2.86%), 8.19%, 10/15/29(a)(c)		250	250,266
Series 2022-2A, Class A2, (3-mo. CME Term SOFR + 1.90%), 7.23%, 10/15/30(a)(c)		2,350	2,354,704
Series 2022-2A, Class B, (3-mo. CME Term SOFR + 2.20%), 7.53%, 10/15/30(a)(c)		1,360	1,361,448
Series 2022-2A, Class C, (3-mo. CME Term SOFR + 3.10%), 8.43%, 10/15/30(a)(c)		250	250,567
Series 2022-3A, Class A2R, (3-mo. CME Term SOFR + 1.60%), 6.93%, 04/15/31(a)(c)		10,380	10,382,793
Park Avenue Institutional Advisers CLO Ltd.
Series 2016-1A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 6.79%, 08/23/31(a)(c)		234	234,333
Series 2017-1A, Class DR, (3-mo. CME Term SOFR + 7.07%), 12.39%, 02/14/34(a)(c)		900	866,606
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.66%), 8.99%, 07/15/34(a)(c)		1,900	1,901,754
Pikes Peak CLO 1, Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.77%, 07/24/31(a)(c)		699	699,244
Pikes Peak CLO 11, Series 2022-11A, Class A1, (3-mo. CME Term SOFR + 1.95%), 7.27%, 07/25/34(a)(c)		3,000	3,003,020
Pikes Peak CLO 6, Series 2020-6A, Class AR2, (3-mo. CME Term SOFR + 1.43%), 6.76%, 05/18/34(a)(c)		1,000	1,000,693
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class M1, (1-mo. CME Term SOFR + 0.47%), 6.00%, 05/25/36(c)		3,406	3,199,226
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 07/25/51(a)(b)		5,295	5,208,794
Series 2021-RN4, Class A1, 2.49%, 10/25/51(a)(c)		5,149	5,079,729
Series 2023-RN2, Class A1, 8.11%, 11/25/53(a)(b)		4,513	4,519,407
Prodigy Finance DAC
Series 2021-1A, Class B, (1-mo. CME Term SOFR + 2.61%), 7.96%, 07/25/51(a)(c)		833	839,050

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Prodigy Finance DAC
Series 2021-1A, Class C, (1-mo. CME Term SOFR + 3.86%), 9.21%, 07/25/51(a)(c)	USD	833	$ 843,178
Series 2021-1A, Class D, (1-mo. CME Term SOFR + 6.01%), 11.36%, 07/25/51(a)(c)		707	722,737
Progress Residential Trust
Series 2021-SFR10, Class E2, 3.67%, 12/17/40(a)		961	849,211
Series 2021-SFR10, Class F, 4.61%, 12/17/40(a)		3,884	3,457,209
Series 2021-SFR5, Class F, 3.16%, 07/17/38(a)		1,808	1,659,347
Series 2021-SFR6, Class F, 3.42%, 07/17/38(a)		3,577	3,289,965
Series 2021-SFR8, Class F, 3.18%, 10/17/38(a)		4,500	4,041,119
Series 2021-SFR9, Class F, 4.05%, 11/17/40(a)		2,400	2,088,979
Series 2022-SFR1, Class F, 4.88%, 02/17/41(a)		5,000	4,363,901
Series 2022-SFR5, Class E1, 6.62%, 06/17/39(a)		3,130	3,103,243
Series 2023-SFR2, Class E1, 4.75%, 10/17/40(a)		1,041	955,527
Series 2024-SFR2, Class E1, 3.40%, 04/17/41(a)(c)		2,000	1,732,761
Series 2024-SFR2, Class E2, 3.65%, 04/17/41(a)(c)		2,000	1,719,952
Series 2024-SFR4, Class E1, 07/09/29(a)(c)(d)		5,640	4,859,683
Series 2024-SFR4, Class E2, 07/09/29(a)(c)(d)		5,000	4,266,873
RAAC Trust, Series 2006-SP3, Class M3, (1-mo. CME Term SOFR + 1.46%), 6.81%, 08/25/36(c)		1,613	1,520,219
Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, (3-mo. CME Term SOFR + 1.30%), 6.63%, 02/20/30(a)(c)		542	542,743
Rad CLO 15 Ltd.
Series 2021-15A, Class A, (3-mo. CME Term SOFR + 1.35%), 6.68%, 01/20/34(a)(c)		390	391,290
Series 2021-15A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.24%, 01/20/34(a)(c)		820	821,393
Series 2021-15A, Class E, (3-mo. CME Term SOFR + 6.46%), 11.79%, 01/20/34(a)(c)		4,500	4,498,227
Rad CLO 2 Ltd., Series 2018-2A, Class AR, (3-mo. CME Term SOFR + 1.34%), 6.67%, 10/15/31(a)(c)		931	931,102
Rad CLO 3 Ltd.
Series 2019-3A, Class BR, (3-mo. CME Term SOFR + 1.81%), 7.14%, 04/15/32(a)(c)		325	325,573
Series 2019-3A, Class CR, (3-mo. CME Term SOFR + 2.11%), 7.44%, 04/15/32(a)(c)		250	250,500
Series 2019-3A, Class DR, (3-mo. CME Term SOFR + 3.01%), 8.34%, 04/15/32(a)(c)		250	250,255
Rad CLO 7 Ltd.
Series 2020-7A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 6.67%, 04/17/36(a)(c)		700	700,700
Series 2020-7A, Class B1R, (3-mo. CME Term SOFR + 1.90%), 7.22%, 04/17/36(a)(c)		2,500	2,503,082
Series 2020-7A, Class CR, (3-mo. CME Term SOFR + 2.60%), 7.92%, 04/17/36(a)(c)		1,340	1,358,757
Series 2020-7A, Class D1R, (3-mo. CME Term SOFR + 4.15%), 9.47%, 04/17/36(a)(c)		480	482,894
Rad CLO 9 Ltd., Series 2020-9A, Class B1, (3-mo. CME Term SOFR + 2.16%), 7.49%, 01/15/34(a)(c)		500	501,756
Redwood Funding Trust, Series 2023-1, Class A, 7.50%, 07/25/59(a)(b)		605	606,086
Regatta VI Funding Ltd., Series 2016-1A, Class AR2, (3-mo. CME Term SOFR + 1.42%), 6.75%, 04/20/34(a)(c)		3,000	3,000,000
Regatta VII Funding Ltd., Series 2016-1A, Class BR2, (3-mo. CME Term SOFR + 1.86%), 7.21%, 06/20/34(a)(c)		250	251,384
Security		Par (000)	Value
Asset-Backed Securities (continued)
Regatta VIII Funding Ltd., Series 2017-1A, Class BR, (3-mo. CME Term SOFR + 2.05%), 7.38%, 04/17/37(a)(c)	USD	1,255	$ 1,263,975
Regatta XIX Funding Ltd., Series 2022-1A, Class B, (3-mo. CME Term SOFR + 1.85%), 7.18%, 04/20/35(a)(c)		420	422,586
Regatta XVI Funding Ltd.
Series 2019-2A, Class B, (3-mo. CME Term SOFR + 2.31%), 7.64%, 01/15/33(a)(c)		750	754,280
Series 2019-2A, Class D, (3-mo. CME Term SOFR + 4.16%), 9.49%, 01/15/33(a)(c)		500	501,123
Regatta XVII Funding Ltd., Series 2020-1A, Class E, (3-mo. CME Term SOFR + 7.87%), 13.20%, 10/15/33(a)(c)		500	501,217
Regatta XXIV Funding Ltd., Series 2021-5A, Class E, (3-mo. CME Term SOFR + 7.06%), 12.39%, 01/20/35(a)(c)		1,500	1,506,144
Regatta XXVII Funding Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.53%), 6.83%, 04/26/37(a)(c)		2,040	2,042,432
Regional Management Issuance Trust
Series 2020-1, Class A, 2.34%, 10/15/30(a)		351	346,823
Series 2020-1, Class B, 3.23%, 10/15/30(a)		320	310,825
Series 2021-1, Class A, 1.68%, 03/17/31(a)		90	88,024
Series 2021-2, Class B, 2.35%, 08/15/33(a)		1,098	952,869
Series 2021-2, Class C, 3.23%, 08/15/33(a)		820	696,818
Series 2021-3, Class A, 3.88%, 10/17/33(a)(g)		10,210	9,214,525
Series 2022-1, Class A, 3.07%, 03/15/32(a)		2,527	2,441,787
Series 2022-1, Class B, 3.71%, 03/15/32(a)		5,452	5,143,977
Series 2022-1, Class C, 4.46%, 03/15/32(a)		1,111	1,022,139
Series 2022-1, Class D, 6.72%, 03/15/32(a)		2,072	1,961,633
Series 2022-2B, Class A, 7.10%, 11/17/32(a)		6,193	6,236,684
Series 2024-1, Class D, 07/15/36(a)(d)		1,034	1,039,312
Renaissance Home Equity Loan Trust, Series 2005-3, Class AF4, 5.14%, 11/25/35(b)		592	583,312
Republic Finance Issuance Trust, Series 2021-A, Class D, 5.23%, 12/22/31(a)		3,550	3,293,961
Riserva CLO Ltd., Series 2016-3A, Class ARR, (3-mo. CME Term SOFR + 1.32%), 6.65%, 01/18/34(a)(c)		1,100	1,100,424
Rockford Tower CLO Ltd.
Series 2017-1A, Class AR2, (3-mo. CME Term SOFR + 1.36%), 6.69%, 04/20/34(a)(c)		500	501,161
Series 2017-2A, Class BR, (3-mo. CME Term SOFR + 1.76%), 7.09%, 10/15/29(a)(c)		1,250	1,249,300
Series 2017-2A, Class CR, (3-mo. CME Term SOFR + 2.16%), 7.49%, 10/15/29(a)(c)		1,000	1,000,028
Series 2017-2A, Class DR, (3-mo. CME Term SOFR + 3.11%), 8.44%, 10/15/29(a)(c)		1,000	999,614
Series 2017-3A, Class A, (3-mo. CME Term SOFR + 1.45%), 6.78%, 10/20/30(a)(c)		1,815	1,815,048
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.69%, 05/20/31(a)(c)		525	524,946
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 2.06%), 7.39%, 10/20/31(a)(c)		620	621,190
Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.43%), 6.76%, 07/20/34(a)(c)		3,500	3,504,280
Romark CLO II Ltd., Series 2018-2A, Class A1R, (3-mo. CME Term SOFR + 1.14%), 6.46%, 07/25/31(a)(c)		250	249,965

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Romark WM-R Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.29%), 6.62%, 04/20/31(a)(c)	USD	1,016	$ 1,018,039
RR 12 Ltd., Series 2020-12A, Class A2R2, (3-mo. CME Term SOFR + 1.96%), 7.29%, 01/15/36(a)(c)		1,210	1,214,268
RR 18 Ltd., Series 2021-18A, Class A2, (3-mo. CME Term SOFR + 1.86%), 7.19%, 10/15/34(a)(c)		650	653,120
RR 19 Ltd., Series 2021-19A, Class A2, (3-mo. CME Term SOFR + 1.91%), 7.24%, 10/15/35(a)(c)		500	500,025
RR 28 Ltd., Series 2024-28RA, Class A1R, (3-mo. CME Term SOFR + 1.55%), 6.84%, 04/15/37(a)(c)		250	250,171
RR 29 Ltd., Series 2024-29RA, Class A1R, (3-mo. CME Term SOFR + 1.39%), 07/15/39(a)(c)(d)		250	250,000
RR 3 Ltd., Series 2018-3A, Class A1R2, (3-mo. CME Term SOFR + 1.35%), 6.68%, 01/15/30(a)(c)		2,597	2,599,160
Saxon Asset Securities Trust, Series 2004-2, Class MF5, 3.24%, 08/25/35(b)		397	281,767
Securitized Asset-Backed Receivables LLC Trust
Series 2007-BR1, Class A2A, (1-mo. CME Term SOFR + 0.33%), 5.68%, 02/25/37(c)		387	163,609
Series 2007-BR1, Class A2B, (1-mo. CME Term SOFR + 0.65%), 6.00%, 02/25/37(c)		2,065	871,926
Series 2007-NC2, Class A2C, (1-mo. CME Term SOFR + 0.55%), 5.90%, 01/25/37(c)		446	305,268
Service Experts Issuer LLC
Series 2021-1A, Class A, 2.67%, 02/02/32(a)		1,847	1,746,180
Series 2024-1A, Class A, 6.39%, 11/20/35(a)		2,783	2,799,370
SESAC Finance LLC
Series 2019-1, Class A2, 5.22%, 07/25/49(a)		2,484	2,416,756
Series 2024-1, Class A2, 6.42%, 01/25/54(a)		672	673,283
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, (1-mo. CME Term SOFR + 0.43%), 5.78%, 07/25/36(c)		185	38,882
Shackleton CLO Ltd., Series 2013-3A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.71%, 07/15/30(a)(c)		391	391,049
Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR3, (3-mo. CME Term SOFR + 1.42%), 6.74%, 04/17/34(a)(c)		2,750	2,758,222
Signal Peak CLO 5 Ltd.
Series 2018-5A, Class A1R, (3-mo. CME Term SOFR + 1.55%), 6.88%, 04/25/37(a)(c)		1,810	1,817,242
Series 2018-5A, Class BR, (3-mo. CME Term SOFR + 2.20%), 7.53%, 04/25/37(a)(c)		390	393,460
Signal Peak CLO 8 Ltd., Series 2020-8A, Class A, (3-mo. CME Term SOFR + 1.53%), 6.86%, 04/20/33(a)(c)		500	501,403
Sixth Street CLO XVII Ltd., Series 2021-17A, Class E, (3-mo. CME Term SOFR + 6.46%), 11.79%, 01/20/34(a)(c)		500	500,255
Sixth Street CLO XX Ltd., Series 2021-20A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.24%, 10/20/34(a)(c)		970	973,283
SLM Private Credit Student Loan Trust
Series 2005-A, Class A4, (3-mo. CME Term SOFR + 0.57%), 5.91%, 12/15/38(c)		938	923,932
Series 2005-B, Class A4, (3-mo. CME Term SOFR + 0.59%), 5.93%, 06/15/39(c)		724	708,871
Series 2006-BW, Class A5, (3-mo. CME Term SOFR + 0.46%), 5.80%, 12/15/39(c)		1,356	1,306,963
Security		Par (000)	Value
Asset-Backed Securities (continued)
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1-mo. CME Term SOFR + 4.86%), 10.19%, 10/15/41(a)(c)	USD	2,476	$ 2,587,861
SMB Private Education Loan Trust
Series 2015-C, Class B, 3.50%, 09/15/43(a)		1,345	1,318,300
Series 2016-B, Class A2A, 2.43%, 02/17/32(a)		266	261,921
Series 2017-A, Class A2B, (1-mo. CME Term SOFR + 1.01%), 6.34%, 09/15/34(a)(c)		542	541,895
Series 2017-B, Class A2A, 2.82%, 10/15/35(a)		382	370,822
Series 2017-B, Class A2B, (1-mo. CME Term SOFR + 0.86%), 6.19%, 10/15/35(a)(c)		627	625,975
Series 2018-A, Class A2B, (1-mo. CME Term SOFR + 0.91%), 6.24%, 02/15/36(a)(c)		1,366	1,362,641
Series 2019-B, Class A2A, 2.84%, 06/15/37(a)		1,893	1,805,565
Series 2021-A, Class C, 2.99%, 01/15/53(a)		2,383	1,988,302
Series 2021-A, Class D1, 3.86%, 01/15/53(a)		508	437,005
Series 2021-A, Class D2, 3.86%, 01/15/53(a)		346	297,535
Series 2021-B, Class A, 1.31%, 07/17/51(a)		2,063	1,875,429
Series 2021-C, Class A2, (1-mo. CME Term SOFR + 0.91%), 6.24%, 01/15/53(a)(c)		1,212	1,205,873
Series 2021-C, Class APT1, 1.39%, 01/15/53(a)		1,094	965,525
Series 2021-C, Class B, 2.30%, 01/15/53(a)		783	731,943
Series 2024-A, Class A1B, (SOFR (30-day) + 1.45%), 6.78%, 03/15/56(a)(c)		6,667	6,760,976
Series 2024-A, Class B, 5.88%, 03/15/56(a)		6,500	6,492,015
Series 2024-C, Class A1B, (SOFR (30-day) + 1.10%), 6.43%, 06/17/52(a)(c)		2,609	2,610,774
SoFi Personal Loan Trust
Series 2023-1A, Class A, 6.00%, 11/12/30(a)		6,436	6,452,579
Series 2024-1A, Class A, 6.06%, 02/12/31(a)		8,205	8,225,253
SoFi Professional Loan Program LLC
Series 2018-A, Class B, 3.61%, 02/25/42(a)		290	265,255
Series 2019-B, Class A2FX, 3.09%, 08/17/48(a)		286	273,926
SoFi Professional Loan Program Trust
Series 2018-B, Class BFX, 3.83%, 08/25/47(a)		156	143,030
Series 2018-D, Class BFX, 4.14%, 02/25/48(a)		100	91,299
Series 2020-A, Class BFX, 3.12%, 05/15/46(a)		226	188,200
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 6.66%, 01/26/31(a)(c)		182	181,688
Soundview Home Loan Trust
Series 2004-WMC1, Class M2, (1-mo. CME Term SOFR + 0.91%), 6.26%, 01/25/35(c)		92	78,891
Series 2005-OPT3, Class M4, (1-mo. CME Term SOFR + 1.13%), 6.48%, 11/25/35(c)		313	226,933
Series 2007-NS1, Class M1, (1-mo. CME Term SOFR + 0.46%), 5.81%, 01/25/37(c)		445	406,735
Southwick Park CLO LLC, Series 2019-4A, Class B1R, (3-mo. CME Term SOFR + 1.76%), 7.09%, 07/20/32(a)(c)		380	379,735
SPLT
Series 23-1, Class R1, 0.00%, 10/15/30(a)(e)		43	2,119,941
Series 24-1, Class R1, 0.00%, 02/12/31(a)(e)		136	6,192,097
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 09/25/37(a)		991	905,916
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.51%), 6.84%, 10/15/30(a)(c)		171	170,662
Stratus CLO Ltd., Series 2021-1A, Class SUB, 0.00%, 12/29/29(a)(c)(e)		1,000	17,550

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Structured Asset Investment Loan Trust, Series 2004-10, Class A11, (1-mo. CME Term SOFR + 1.61%), 6.96%, 11/25/34(c)	USD	117	$ 120,556
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2007-GEL1, Class A3, (1-mo. CME Term SOFR + 0.71%), 6.06%, 01/25/37(a)(c)		1,528	1,217,284
Series 2007-GEL2, Class M1, (1-mo. CME Term SOFR + 1.16%), 6.51%, 05/25/37(a)(c)		1,640	1,204,940
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54(a)		3,606	3,659,163
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 06/30/54(a)		927	858,223
Sycamore Tree CLO Ltd., Series 2024-5A, Class B, (3-mo. CME Term SOFR + 2.25%), 7.57%, 04/20/36(a)(c)		2,150	2,167,406
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3-mo. CME Term SOFR + 1.22%), 6.55%, 04/16/31(a)(c)		425	425,345
Symphony CLO XX Ltd., Series 2018-20A, Class BR2, (3-mo. CME Term SOFR + 1.55%), 01/16/32(a)(c)(d)		640	640,000
Symphony CLO XXI Ltd., Series 2019-21A, Class AR, (3-mo. CME Term SOFR + 1.32%), 6.65%, 07/15/32(a)(c)		410	410,627
Symphony CLO XXII Ltd., Series 2020-22A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.29%, 04/18/33(a)(c)		560	560,251
Symphony CLO XXIII Ltd.
Series 2020-23A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.19%, 01/15/34(a)(c)		1,150	1,150,630
Series 2020-23A, Class CR, (3-mo. CME Term SOFR + 2.26%), 7.59%, 01/15/34(a)(c)		1,500	1,501,932
Series 2020-23A, Class ER, (3-mo. CME Term SOFR + 6.41%), 11.74%, 01/15/34(a)(c)		1,250	1,252,612
Symphony CLO XXVI Ltd., Series 2021-26A, Class AR, (3-mo. CME Term SOFR + 1.34%), 6.67%, 04/20/33(a)(c)		689	690,078
Symphony Static CLO I Ltd., Series 2021-1A, Class C, (3-mo. CME Term SOFR + 2.11%), 7.44%, 10/25/29(a)(c)		500	500,482
TCI-Flatiron CLO Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.22%), 6.55%, 11/18/30(a)(c)		475	475,363
TCI-Symphony CLO Ltd., Series 2017-1A, Class BR, (3-mo. CME Term SOFR + 1.81%), 7.14%, 07/15/30(a)(c)		1,000	1,000,171
TCW CLO AMR Ltd., Series 2019-1A, Class ASNR, (3-mo. CME Term SOFR + 1.48%), 6.81%, 08/16/34(a)(c)		250	250,150
TICP CLO IX Ltd., Series 2017-9A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.19%, 01/20/31(a)(c)		250	250,320
TICP CLO V Ltd., Series 2016-5A, Class DR, (3-mo. CME Term SOFR + 3.41%), 8.73%, 07/17/31(a)(c)		250	250,896
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 6.71%, 01/15/34(a)(c)		4,250	4,252,193
Series 2016-6A, Class BR2, (3-mo. CME Term SOFR + 1.76%), 7.09%, 01/15/34(a)(c)		320	320,325
TICP CLO VII Ltd.
Series 2017-7A, Class BR2, (3-mo. CME Term SOFR + 1.90%), 7.23%, 04/15/33(a)(c)		2,740	2,741,923
Security		Par (000)	Value
Asset-Backed Securities (continued)
TICP CLO VII Ltd.
Series 2017-7A, Class ER, (3-mo. CME Term SOFR + 7.31%), 12.64%, 04/15/33(a)(c)	USD	600	$ 601,191
TICP CLO VIII Ltd., Series 2017-8A, Class A2R, (3-mo. CME Term SOFR + 1.96%), 7.29%, 10/20/34(a)(c)		1,780	1,783,590
TICP CLO X Ltd., Series 2018-10A, Class B, (3-mo. CME Term SOFR + 1.73%), 7.06%, 04/20/31(a)(c)		570	570,652
TICP CLO XI Ltd.
Series 2018-11A, Class AR, (3-mo. CME Term SOFR + 1.53%), 6.82%, 04/25/37(a)(c)		250	250,230
Series 2018-11A, Class BR, (3-mo. CME Term SOFR + 2.05%), 7.34%, 04/25/37(a)(c)		2,760	2,790,062
TICP CLO XII Ltd., Series 2018-12A, Class AR, (3-mo. CME Term SOFR + 1.43%), 6.76%, 07/15/34(a)(c)		250	250,335
TICP CLO XIV Ltd., Series 2019-14A, Class DR, (3-mo. CME Term SOFR + 6.96%), 12.29%, 10/20/32(a)(c)		1,250	1,254,375
TICP CLO XV Ltd., Series 2020-15A, Class A, (3-mo. CME Term SOFR + 1.54%), 6.87%, 04/20/33(a)(c)		1,250	1,251,250
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-mo. CME Term SOFR + 1.11%), 6.46%, 05/25/58(a)(c)		852	871,534
Trestles CLO IV Ltd., Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.43%), 6.76%, 07/21/34(a)(c)		250	250,684
Trestles CLO Ltd., Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 6.58%, 04/25/32(a)(c)		650	651,237
Trestles CLO V Ltd., Series 2021-5A, Class A1, (3-mo. CME Term SOFR + 1.43%), 6.76%, 10/20/34(a)(c)		7,230	7,242,014
Tricon American Homes Trust
Series 2018-SFR1, Class E, 4.56%, 05/17/37(a)		2,000	1,970,708
Series 2019-SFR1, Class E, 3.40%, 03/17/38(a)		2,000	1,908,920
Series 2020-SFR1, Class F, 4.88%, 07/17/38(a)		7,351	7,077,362
Tricon Residential Trust
Series 2021-SFR1, Class F, 3.69%, 07/17/38(a)		3,250	2,985,806
Series 2021-SFR1, Class G, 4.13%, 07/17/38(a)		2,099	1,912,117
Trimaran Cavu Ltd.
Series 2019-1A, Class A2, (3-mo. CME Term SOFR + 2.16%), 7.49%, 07/20/32(a)(c)		250	250,271
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.51%), 8.84%, 10/25/34(a)(c)		300	299,982
Trinitas CLO IV Ltd., Series 2016-4A, Class A2L2, (3-mo. CME Term SOFR + 1.66%), 6.99%, 10/18/31(a)(c)		250	249,875
Verdelite Static CLO Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.13%), 07/20/32(a)(c)(d)		1,700	1,700,000
VOLT CVI LLC, Series 2021-NP12, Class A1, 2.73%, 12/26/51(a)(b)		9,414	9,206,559
Voya CLO Ltd.
Series 2013-2A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 6.56%, 04/25/31(a)(c)		643	642,890
Series 2013-3A, Class A1RR, (3-mo. CME Term SOFR + 1.41%), 6.74%, 10/18/31(a)(c)		388	388,985
Series 2015-3A, Class A1R3, (3-mo. CME Term SOFR + 1.15%), 6.48%, 10/20/31(a)(c)		500	500,338

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Voya CLO Ltd.
Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.21%), 6.53%, 04/17/30(a)(c)	USD	109	$ 109,474
Series 2017-3A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 6.63%, 04/20/34(a)(c)		1,000	1,000,263
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.56%), 6.89%, 04/19/31(a)(c)		250	250,191
Series 2018-2A, Class A1, (3-mo. CME Term SOFR + 1.26%), 6.59%, 07/15/31(a)(c)		180	180,061
Series 2018-3A, Class A1R2, (3-mo. CME Term SOFR + 1.20%), 6.53%, 10/15/31(a)(c)		250	250,122
Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.20%), 6.53%, 07/20/32(a)(c)		4,000	4,001,561
Series 2020-2A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.29%, 07/19/34(a)(c)		450	451,384
Series 2021-2A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.19%, 10/20/34(a)(c)		810	810,707
Series 2022-1A, Class A1, (3-mo. CME Term SOFR + 1.39%), 6.72%, 04/20/35(a)(c)		1,000	1,000,929
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE3, Class 1A, (1-mo. CME Term SOFR + 0.42%), 5.77%, 08/25/36(c)		5,971	5,627,667
Series 2006-HE4, Class 2A2, (1-mo. CME Term SOFR + 0.47%), 5.82%, 09/25/36(c)		204	54,259
Series 2006-HE5, Class 1A, (1-mo. CME Term SOFR + 0.42%), 4.67%, 10/25/36(c)		2,414	1,776,173
Series 2007-HE3, Class 2A3, (1-mo. CME Term SOFR + 0.35%), 5.70%, 05/25/37(c)		104	91,649
Wellfleet CLO Ltd., Series 2017-3A, Class A1, (3-mo. CME Term SOFR + 1.41%), 6.73%, 01/17/31(a)(c)		844	844,608
Whitebox CLO I Ltd., Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.32%), 07/24/36(a)(c)(d)		1,750	1,750,000
Whitebox CLO II Ltd.
Series 2020-2A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.34%, 10/24/34(a)(c)		410	411,778
Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 3.61%), 8.94%, 10/24/34(a)(c)		250	250,763
Series 2020-2A, Class ER, (3-mo. CME Term SOFR + 7.36%), 12.69%, 10/24/34(a)(c)		500	500,845
Whitebox CLO III Ltd., Series 2021-3A, Class A1, (3-mo. CME Term SOFR + 1.48%), 6.81%, 10/15/34(a)(c)		4,000	4,004,240
Whitebox CLO IV Ltd., Series 2023-4A, Class B, (3-mo. CME Term SOFR + 2.60%), 7.93%, 04/20/36(a)(c)		1,000	1,009,934
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1-mo. CME Term SOFR + 0.51%), 5.86%, 06/25/37(a)(c)		415	130,380
Total Asset-Backed Securities — 49.3% (Cost: $1,351,118,993)			1,300,546,243
Corporate Bonds
Banks — 0.0%
Washington Mutual Escrow Bonds
0.00% (e)(g)(h)(i)(j)		500	—
0.00% (e)(g)(h)(i)(j)		250	—
			—
Security		Par (000)	Value
Insurance — 0.0%
Ambac Assurance Corp., 5.10% (a)(j)	USD	58	$ 83,583
Total Corporate Bonds — 0.0% (Cost: $75,212)			83,583
Floating Rate Loan Interests(g)
Financial Services — 0.3%
Project Pearl Pasco Holdings LLC, Advance, (1-mo. CME Term SOFR at 0.00% Floor + 2.86%), 8.19%, 09/15/24		1,114	1,113,725
Sirocco Lux S.A., Facility A, (3-mo. EURIBOR at 0.00% Floor + 3.90%), 7.80%, 02/28/26	EUR	6,707	7,182,895
			8,296,620
Oil, Gas & Consumable Fuels — 0.2%
Promontoria Beech DAC, Senior Loan, (1-mo. EURIBOR at 0.00% Floor + 3.75%), 7.35%, 05/17/27		5,176	5,528,947
Total Floating Rate Loan Interests — 0.5% (Cost: $14,069,776)			13,825,567
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 20.9%
A&D Mortgage Trust, Series 2023-NQM5, Class A1, 7.05%, 11/25/68(a)(b)	USD	5,902	5,978,712
Adjustable Rate Mortgage Trust, Series 2006-2, Class 4A1, 4.41%, 05/25/36(c)		4,325	3,287,278
Agate Bay Mortgage Trust
Series 2015-1, Class B5, 3.63%, 01/25/45(a)(c)		723	458,624
Series 2015-3, Class B5, 3.49%, 04/25/45(a)(c)		832	529,922
Series 2015-4, Class B5, 3.50%, 06/25/45(a)(c)		580	346,475
Ajax Mortgage Loan Trust
Series 2017-D, Class B, 0.00%, 12/25/57(a)(c)(e)		83	27,938
Series 2020-C, Class C, 0.00%, 09/27/60(a)(e)		8	1,398
Series 2020-C, Class RW, 0.00%, 09/27/60(a)(e)		9	8,747
Series 2020-D, Class RW, 0.00%, 06/25/60(a)(e)		13	12,879
Series 2021-C, Class A, 2.12%, 01/25/61(a)(b)		2,211	2,165,890
Series 2021-C, Class B, 3.72%, 01/25/61(a)(b)		817	790,431
Series 2021-C, Class C, 0.00%, 01/25/61(a)(e)		2,021	2,113,013
Series 2021-D, Class A, 2.00%, 03/25/60(a)(b)		5,847	5,666,862
Series 2021-D, Class B, 4.00%, 03/25/60(a)(c)		1,634	1,639,033
Series 2021-D, Class C, 0.00%, 03/25/60(a)(c)(e)		2,384	2,415,474
Series 2021-E, Class A1, 1.74%, 12/25/60(a)(c)		10,878	9,251,130
Series 2021-E, Class A2, 2.69%, 12/25/60(a)(c)		1,770	1,318,203
Series 2021-E, Class B1, 3.73%, 12/25/60(a)(c)		1,068	723,072
Series 2021-E, Class B3, 3.89%, 12/25/60(a)(c)		633	215,532
Series 2021-E, Class M1, 2.94%, 12/25/60(a)(c)		698	479,179
Series 2021-E, Class SA, 0.00%, 12/25/60(a)(c)(e)		4	1,828
Series 2021-F, Class A, 1.88%, 06/25/61(a)(b)		10,104	9,798,175
Series 2021-F, Class B, 3.75%, 06/25/61(a)(b)		1,945	1,899,455
Series 2021-F, Class C, 0.00%, 06/25/61(a)(e)		2,960	2,371,560
Series 2021-F, Class RW1, 0.00%, 06/27/61(a)(e)(g)		13	13,108
Series 2022-A, Class A2, 3.00%, 10/25/61(a)(c)		478	416,173
Series 2022-A, Class A3, 3.00%, 10/25/61(a)(c)		255	218,142
Series 2022-A, Class B, 3.00%, 10/25/61(a)		1,912	1,401,886
Series 2022-A, Class C, 3.00%, 10/25/61(a)		938	918,488
Series 2022-A, Class M1, 3.00%, 10/25/61(a)		279	233,181
Series 2022-A, Class M2, 3.00%, 10/25/61(a)		1,250	1,010,446
Series 2022-A, Class M3, 3.00%, 10/25/61(a)		80	62,342
Series 2022-B, Class A2, 3.00%, 03/27/62(a)(c)		376	306,774
Series 2022-B, Class A3, 3.00%, 03/27/62(a)(c)		322	260,116

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Ajax Mortgage Loan Trust
Series 2022-B, Class B, 3.00%, 03/27/62(a)	USD	1,789	$ 1,213,734
Series 2022-B, Class C, 3.00%, 03/27/62(a)		1,469	1,132,882
Series 2022-B, Class M1, 3.00%, 03/27/62(a)		241	193,849
Series 2022-B, Class M2, 3.00%, 03/27/62(a)		1,198	918,261
Series 2023-A, Class A1, 3.50%, 07/25/62(a)(b)		10,782	10,094,398
Series 2023-A, Class A2, 3.00%, 07/25/62(a)(c)		515	440,951
Series 2023-A, Class A3, 2.50%, 07/25/62(a)(c)		292	235,548
Series 2023-A, Class B, 2.50%, 07/25/62(a)(c)		1,717	1,212,716
Series 2023-A, Class C, 2.50%, 07/25/62(a)(c)		1,084	567,205
Series 2023-A, Class M1, 2.50%, 07/25/62(a)(c)		884	693,912
Series 2023-C, Class A1, 3.50%, 05/25/63(a)(b)		12,622	11,925,587
Series 2023-C, Class A2, 3.00%, 05/25/63(a)(c)		789	670,872
Series 2023-C, Class A3, 2.50%, 05/25/63(a)(c)		421	339,607
Series 2023-C, Class C, 2.50%, 05/25/63(a)(c)		3,445	2,807,152
Series 2023-C, Class M1, 2.50%, 05/25/63(a)(c)		368	293,404
Series 2023-C, Class M2, 2.50%, 05/25/63(a)(c)		2,284	1,667,044
American Home Mortgage Assets Trust
Series 2006-4, Class 1A12, (1-mo. CME Term SOFR + 0.32%), 5.67%, 10/25/46(c)		82	44,830
Series 2006-6, Class A1A, (1-mo. CME Term SOFR + 0.30%), 5.65%, 12/25/46(c)		4,430	3,665,753
Series 2007-1, Class A1, (12-mo. Federal Reserve Cumulative Average US + 0.70%), 5.85%, 02/25/47(c)		31	11,195
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, (1-mo. CME Term SOFR + 0.30%), 5.65%, 05/25/47(c)		1,280	727,753
Angel Oak Mortgage Trust
Series 2019-5, Class B1, 3.96%, 10/25/49(a)(c)		405	364,279
Series 2021-4, Class B1, 3.20%, 01/20/65(a)(c)		200	138,741
Series 2022-2, Class A1, 3.35%, 01/25/67(a)(c)		242	222,437
Series 2023-7, Class A1, 4.80%, 11/25/67(a)(b)		7,230	7,005,596
Series 2024-1, Class A1, 5.21%, 08/25/68(a)(b)		1,091	1,069,804
APS Resecuritization Trust, Series 2016-1, Class 1MZ, 3.00%, 07/31/57(a)(c)		2,279	866,509
Banc of America Alternative Loan Trust
Series 2006-4, Class 3CB1, (1-mo. CME Term SOFR + 0.91%), 6.00%, 05/25/46(c)		443	351,744
Series 2006-7, Class A4, 6.50%, 10/25/36(b)		2,323	675,599
Banc of America Funding Trust
Series 2007-1, Class 1A6, 5.75%, 01/25/37		14	11,304
Series 2014-R2, Class 1C, 0.00%, 11/26/36(a)(c)(e)		7,163	2,244,529
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(a)(c)		258	254,508
Banc of America Mortgage Trust, Series 2007-4, Class 1A1, 6.25%, 12/28/37		851	605,188
Barclays Mortgage Loan Trust
Series 2021-NPL1, Class A, 2.00%, 11/25/51(a)(b)		7,069	6,801,651
Series 2021-NPL1, Class B, 4.63%, 11/25/51(a)(b)		1,060	995,027
Series 2021-NPL1, Class C, 0.00%, 11/25/51(a)(e)		2,202	2,452,660
Series 2021-NPL1, Class RW1, 0.00%, 11/27/51(a)(e)(g)		5	4,545
Series 2022-NQM1, Class A1, 4.55%, 07/25/52(a)(b)		3,362	3,281,620
Series 2022-RPL1, Class A, 4.25%, 02/25/28(a)(b)		6,397	6,606,997
Series 2022-RPL1, Class B, 4.25%, 02/25/28(a)(b)		1,242	1,158,812
Series 2022-RPL1, Class C, 0.00%, 02/25/28(a)(e)		2,110	413,747
Series 2022-RPL1, Class RW1, 0.00%, 02/25/28(e)(g)		3	2,670
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Barclays Mortgage Loan Trust
Series 2022-RPL1, Class SA, 0.00%, 02/25/28(a)(e)	USD	37	$ 24,240
Series 2023-NQM3, Class A1, 6.90%, 10/25/63(a)(b)		13,104	13,226,506
Series 2023-NQM3, Class A2, 7.36%, 10/25/63(a)(b)		2,083	2,101,031
Series 2023-NQM3, Class A3, 7.69%, 10/25/63(a)(b)		1,258	1,266,939
Series 2023-NQM3, Class B1, 8.04%, 10/25/63(a)(c)		681	678,793
Series 2023-NQM3, Class B2, 8.04%, 10/25/63(a)(c)		573	554,773
Series 2023-NQM3, Class B3, 8.04%, 10/25/63(a)(c)		1,567	1,399,878
Series 2023-NQM3, Class M1, 8.04%, 10/25/63(a)(c)		1,134	1,180,040
Series 2023-NQM3, Class SA, 0.00%, 10/25/63(a)(c)(e)		0(k)	427
Series 2024-NQM1, Class A1, 5.90%, 01/25/64(a)(b)		2,180	2,168,187
Series 2024-NQM1, Class A2, 6.11%, 01/25/64(a)(b)		1,485	1,474,232
Series 2024-NQM1, Class A3, 6.31%, 01/25/64(a)(b)		1,134	1,127,625
Series 2024-NQM1, Class B1, 8.09%, 01/25/64(a)(c)		512	509,980
Series 2024-NQM1, Class B2, 8.70%, 01/25/64(a)(c)		469	466,135
Series 2024-NQM1, Class B3, 8.70%, 01/25/64(a)(c)		1,007	908,865
Series 2024-NQM1, Class M1, 6.80%, 01/25/64(a)(c)		879	876,802
Series 2024-NQM1, Class SA, 0.00%, 01/25/64(a)(c)(e)		2	2,093
Series 2024-NQM3, Class A1, 6.04%, 06/25/64(a)(b)		16,609	16,606,426
Series 2024-NQM3, Class A2, 6.30%, 06/25/64(a)(b)		1,309	1,309,241
Series 2024-NQM3, Class A3, 6.50%, 06/25/64(a)(b)		2,285	2,284,606
Series 2024-NQM3, Class B1, 7.50%, 06/25/64(a)(c)		1,109	1,108,746
Series 2024-NQM3, Class B2, 8.08%, 06/25/64(a)(c)		1,016	988,642
Series 2024-NQM3, Class B3, 8.08%, 06/25/64(a)(c)		2,779	2,274,284
Series 2024-NQM3, Class M1, 6.41%, 06/25/64(a)(c)		1,617	1,616,306
Series 2024-NQM3, Class SA, 0.00%, 06/25/64(a)(c)(e)		5	4,677
BCAP LLC Trust
Series 2011-RR4, Class 3A6, 4.86%, 07/26/36(a)(c)		1,116	1,059,500
Series 2011-RR5, Class 11A5, (1-mo. CME Term SOFR + 0.26%), 4.68%, 05/28/36(a)(c)		234	222,385
Bear Stearns ALT-A Trust
Series 2005-7, Class 26A1, 4.74%, 09/25/35(c)		1,306	438,067
Series 2007-1, Class 21A1, 4.63%, 01/25/47(c)		2,738	1,309,584
Bear Stearns Asset-Backed Securities I Trust
Series 2006-AC1, Class 1A2, 6.25%, 02/25/36(b)		118	114,483

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Bear Stearns Asset-Backed Securities I Trust
Series 2006-AC2, Class 1A1, (1-mo. CME Term SOFR + 0.46%), 5.81%, 03/25/36(c)	USD	1,926	$ 530,131
Bear Stearns Mortgage Funding Trust
Series 2006-SL1, Class A1, (1-mo. CME Term SOFR + 0.39%), 5.74%, 08/25/36(c)		298	291,241
Series 2007-AR2, Class A1, (1-mo. CME Term SOFR + 0.45%), 5.80%, 03/25/37(c)		171	156,003
Series 2007-AR4, Class 2A1, (1-mo. CME Term SOFR + 0.32%), 5.67%, 06/25/37(c)		16	14,412
BRAVO Residential Funding Trust, Series 2021-NQM1, Class B1, 3.17%, 02/25/49(a)(c)		1,427	1,130,602
CFMT LLC
Series 2024-HB14, Class M2, 06/25/34(a)(c)(d)		192	169,133
Series 2024-HB14, Class M3, 06/25/34(a)(c)(d)		473	393,091
Chase Mortgage Finance Corp., Series 2016-SH1, Class M4, 3.75%, 04/25/45(a)(c)		496	431,449
Chase Mortgage Finance Trust
Series 2006-S2, Class 1A16, 6.25%, 10/25/36		2,742	1,000,665
Series 2007-S6, Class 1A1, 6.00%, 12/25/37		9,028	3,717,358
CHNGE Mortgage Trust
Series 2022-1, Class A1, 3.01%, 01/25/67(a)(c)		2,213	2,036,397
Series 2022-2, Class A1, 3.76%, 03/25/67(a)(c)		7,516	7,040,743
Series 2022-4, Class A1, 6.00%, 10/25/57(a)(b)		505	498,531
CIM Trust
Series 2019-J2, Class B4, 3.75%, 10/25/49(a)(c)		862	651,763
Series 2023-I2, Class A2, 6.85%, 12/25/67(a)(b)		866	868,060
Citicorp Mortgage Securities Trust
Series 2007-4, Class 1A14, 6.00%, 05/25/37		359	309,043
Series 2007-9, Class 1A1, 6.25%, 12/25/37		1,704	1,488,944
Series 2008-2, Class 1A1, 6.50%, 06/25/38		265	205,321
Citigroup Mortgage Loan Trust
Series 2007-6, Class 1A2A, 4.23%, 03/25/37(c)		3,508	2,550,424
Series 2007-6, Class 2A1, (1-mo. CME Term SOFR + 0.61%), 5.94%, 05/25/37(c)		1,088	971,417
Series 2009-12, Class 5A2, 11.15%, 07/25/37(a)(c)		5,146	2,249,251
Series 2014-C, Class B2, 4.25%, 02/25/54(a)		317	297,264
Series 2019-RP1, Class A1, 3.50%, 01/25/66(a)(c)		1,199	1,144,291
Series 2022-A, Class A1, 6.17%, 09/25/62(a)(b)		6,279	6,277,592
CitiMortgage Alternative Loan Trust
Series 2007-A3, Class 1A5, 6.00%, 03/25/37		1,545	1,353,355
Series 2007-A6, Class 1A21, 5.50%, 06/25/37		877	699,491
COLT Mortgage Loan Trust
Series 2020-2, Class M1, 5.25%, 03/25/65(a)(c)		761	739,647
Series 2021-HX1, Class B1, 3.11%, 10/25/66(a)(c)		1,471	1,054,056
Series 2022-3, Class B1, 4.22%, 02/25/67(a)(c)		3,500	2,802,195
Series 2022-5, Class B1, 4.70%, 03/25/67(a)		1,707	1,486,054
Countrywide Alternative Loan Trust
Series 2005-11CB, Class 2A1, 5.50%, 06/25/35		74	58,070
Series 2005-11CB, Class 2A6, 5.50%, 06/25/25		633	497,970
Series 2005-22T1, Class A1, (1-mo. CME Term SOFR + 0.46%), 5.42%, 06/25/35(c)		999	833,988
Series 2005-51, Class 3A3A, (1-mo. CME Term SOFR + 0.75%), 6.10%, 11/20/35(c)		382	321,669
Series 2005-59, Class 1A1, (1-mo. CME Term SOFR + 0.77%), 6.12%, 11/20/35(c)		937	841,384
Series 2005-76, Class 2A1, (12-mo. Federal Reserve Cumulative Average US + 1.00%), 6.15%, 02/25/36(c)		372	329,594
Series 2005-9CB, Class 1A1, (1-mo. CME Term SOFR + 0.61%), 5.50%, 05/25/35(c)		1,132	974,442
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36	USD	987	$ 466,965
Series 2006-13T1, Class A3, 6.00%, 05/25/36		1,770	857,369
Series 2006-28CB, Class A14, 6.25%, 10/25/36		649	328,273
Series 2006-29T1, Class 2A6, 6.50%, 10/25/36		2,218	1,333,903
Series 2006-6CB, Class 2A10, 6.00%, 05/25/36		174	69,910
Series 2006-J4, Class 2A1, 6.00%, 07/25/36		3,393	1,984,883
Series 2006-J7, Class 1A2, 6.25%, 11/25/36		2,794	1,297,234
Series 2006-OC1, Class 1A1, (1-mo. CME Term SOFR + 0.57%), 5.92%, 03/25/36(c)		670	632,678
Series 2006-OC10, Class 2A3, (1-mo. CME Term SOFR + 0.57%), 5.92%, 11/25/36(c)		468	393,801
Series 2006-OC7, Class 2A3, (1-mo. CME Term SOFR + 0.61%), 5.96%, 07/25/46(c)		2,851	2,382,753
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		1,124	518,309
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37		163	77,650
Series 2007-OA2, Class 1A1, (12-mo. Federal Reserve Cumulative Average US + 0.84%), 5.99%, 03/25/47(c)		140	115,680
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-J2, Class 3A9, (1-mo. CME Term SOFR + 1.51%), 6.00%, 08/25/35(c)		2,372	1,558,495
Series 2007-1, Class A2, 6.00%, 03/25/37		208	93,390
Series 2007-14, Class A18, 6.00%, 09/25/37		6,260	3,275,726
Series 2007-15, Class 2A2, 6.50%, 09/25/37		621	227,776
Series 2007-16, Class A1, 6.50%, 10/25/37		4,205	1,760,859
Series 2007-9, Class A1, 5.75%, 07/25/37		745	366,829
Series 2007-9, Class A11, 5.75%, 07/25/37		407	200,472
Series 2007-HYB1, Class 3A1, 4.48%, 03/25/37(c)		1,246	1,028,704
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-11, Class 1A1, 6.50%, 12/25/35		2,925	1,380,354
Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 3A1, 6.50%, 10/27/37(a)		39	15,047
Credit Suisse Mortgage Trust
Series 2006-4, Class 1A3, 6.00%, 05/25/36		376	203,527
Series 2006-4, Class 4A1, 7.00%, 05/25/36		5,027	1,268,858
Series 2007-5, Class 1A11, 7.00%, 08/25/37(c)		1,862	907,058
Series 2014-9R, Class 9A1, (1-mo. CME Term SOFR + 0.23%), 5.68%, 08/27/36(a)(c)		69	54,556
Series 2014-SAF1, Class B5, 3.86%, 03/25/44(a)(c)		1,578	1,145,125
Series 2015-6R, Class 5A2, (1-mo. CME Term SOFR + 0.29%), 3.97%, 03/27/36(a)(c)		1,237	920,949
Series 2020-RPL2, Class A12, 3.64%, 02/25/60(a)(c)		2,485	2,518,273
Series 2020-SPT1, Class B2, 3.39%, 04/25/65(a)(c)		8,400	6,557,670
Series 2021-NQM1, Class M1, 2.13%, 05/25/65(a)(c)		3,299	2,286,952
Series 2021-NQM8, Class M1, 3.26%, 10/25/66(a)(c)		590	413,514
Series 2021-RPL9, Class A1, 2.44%, 02/25/61(a)(c)		3,800	3,775,155
Series 2022-NQM1, Class A1, 2.27%, 11/25/66(a)(c)		4,745	4,163,489
Series 2022-NQM3, Class A1B, 4.27%, 03/25/67(a)(c)		2,291	2,139,674
Series 2022-NQM6, Class PT, 9.27%, 12/25/67(a)(c)		7,860	7,789,085

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Cross Mortgage Trust, Series 2023-H2, Class A1A, 7.14%, 11/25/68(a)(b)	USD	1,856	$ 1,882,414
Deephaven Residential Mortgage Trust
Series 2021-1, Class B2, 3.96%, 05/25/65(a)(c)		150	127,051
Series 2021-1, Class M1, 2.09%, 05/25/65(a)(c)		1,620	1,434,439
Series 2021-3, Class B1, 3.27%, 08/25/66(a)(c)		3,671	2,690,931
Series 2022-2, Class M1, 4.33%, 03/25/67(a)(c)		884	739,204
Series 2022-3, Class B1, 5.27%, 07/25/67(a)(c)		1,349	1,152,134
Series 2022-3, Class M1, 5.27%, 07/25/67(a)(c)		2,742	2,471,656
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB3, Class A8, 6.36%, 07/25/36(c)		15	12,497
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2006-PR1, Class CWA1, 6.00%, 06/25/35(a)(c)		1,067	578,755
Ellington Financial Mortgage Trust, Series 2022-4, Class B2, 5.95%, 09/25/67(a)(c)		1,629	1,504,789
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA12, Class 2A1, 5.63%, 02/25/36(c)		15	9,432
FWD Securitization Trust
Series 2020-INV1, Class A2, 2.34%, 01/25/50(a)(c)		1,132	1,039,635
Series 2020-INV1, Class A3, 2.44%, 01/25/50(a)(c)		24	21,766
GCAT Trust
Series 2020-NQM2, Class B1, 4.85%, 04/25/65(a)(c)		2,533	2,295,676
Series 2021-NQM3, Class B1, 3.47%, 05/25/66(a)(c)		1,151	826,772
Series 2022-HX1, Class A1, 2.89%, 12/27/66(a)(c)		295	267,520
Series 2022-NQM4, Class A1, 5.27%, 08/25/67(a)(b)		3,317	3,282,177
Series 2023-NQM4, Class A1, 4.25%, 05/25/67(a)(c)		3,856	3,561,943
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12-mo. Federal Reserve Cumulative Average US + 2.00%), 7.15%, 03/25/36(c)		14	12,403
GS Mortgage-Backed Securities Corp. Trust
Series 2019-PJ2, Class A4, 4.00%, 11/25/49(a)(c)		227	207,776
Series 2020-PJ2, Class B4, 3.55%, 07/25/50(a)(c)		1,065	848,080
GS Mortgage-Backed Securities Trust, Series 2022-NQM1, Class A4, 4.00%, 05/25/62(a)(c)		336	303,994
GSMPS Mortgage Loan Trust
Series 2004-4, Class 1AF, (1-mo. CME Term SOFR + 0.51%), 5.86%, 06/25/34(a)(c)		2,810	2,467,072
Series 2005-RP2, Class 1AF, (1-mo. CME Term SOFR + 0.46%), 5.81%, 03/25/35(a)(c)		48	43,961
Series 2005-RP3, Class 2A1, 4.04%, 09/25/35(a)(c)		2,650	2,227,984
Series 2006-RP1, Class 1AF1, (1-mo. CME Term SOFR + 0.46%), 5.81%, 01/25/36(a)(c)		40	32,046
Series 2006-RP2, Class 2A1, 4.31%, 04/25/36(a)(c)		2,103	1,677,187
GSMSC Resecuritization Trust, Series 2015-5R, Class 1D, (1-mo. CME Term SOFR + 0.25%), 4.09%, 04/26/37(a)(c)		3,947	2,288,551
GSR Mortgage Loan Trust, Series 2006-AR2, Class 3A1, 5.89%, 04/25/36(c)		1,623	963,341
HarborView Mortgage Loan Trust, Series 2007-3, Class 1A1A, (1-mo. CME Term SOFR + 0.51%), 5.85%, 05/19/37(c)		1,065	838,773
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Homeward Opportunities Fund I Trust
Series 2020-2, Class B1, 5.45%, 05/25/65(a)(c)	USD	3,640	$ 3,530,113
Series 2022-1, Class A1, 5.08%, 07/25/67(a)(b)		5,987	5,913,663
Series 2022-1, Class M1, 5.04%, 07/25/67(a)(c)		3,077	2,869,076
Impac Secured Assets Corp., Series 2004-4, Class M5, (1-mo. CME Term SOFR + 1.76%), 7.11%, 02/25/35(c)		959	885,206
Impac Secured Assets Trust, Series 2006-2, Class 1A2B, (1-mo. CME Term SOFR + 0.45%), 5.80%, 08/25/36(c)		1,569	1,591,242
IndyMac Index Mortgage Loan Trust
Series 2006-AR27, Class 2A2, (1-mo. CME Term SOFR + 0.51%), 5.86%, 10/25/36(c)		188	162,834
Series 2006-AR35, Class 2A1A, (1-mo. CME Term SOFR + 0.45%), 5.80%, 01/25/37(c)		334	294,143
Series 2007-AR19, Class 3A1, 3.78%, 09/25/37(c)		615	389,097
Series 2007-FLX2, Class A1A, (1-mo. CME Term SOFR + 0.43%), 5.78%, 04/25/37(c)		4,401	3,667,242
Series 2007-FLX5, Class 2A2, (1-mo. CME Term SOFR + 0.59%), 5.94%, 08/25/37(c)		2,471	2,129,853
JPMorgan Alternative Loan Trust, Series 2006-S2, Class A5, 6.88%, 05/25/36(b)		4,106	3,446,014
JPMorgan Mortgage Trust
Series 2005-A4, Class B1, 5.99%, 07/25/35(c)		233	211,638
Series 2020-5, Class B3, 3.57%, 12/25/50(a)(c)		3,644	3,025,744
Series 2021-INV7, Class A3A, 2.50%, 02/25/52(a)(c)		14,176	12,292,457
Series 2021-INV7, Class A4A, 2.50%, 02/25/52(a)(c)		6,218	4,029,652
Series 2021-INV7, Class B1, 3.27%, 02/25/52(a)(c)		3,697	3,028,753
Series 2021-INV7, Class B2, 3.27%, 02/25/52(a)(c)		868	703,298
Series 2021-INV7, Class B3, 3.27%, 02/25/52(a)(c)		1,207	967,071
Series 2021-INV7, Class B4, 3.27%, 02/25/52(a)(c)		641	495,087
Series 2021-INV7, Class B5, 3.27%, 02/25/52(a)(c)		264	191,745
Series 2021-INV7, Class B6, 3.20%, 02/25/52(a)(c)		865	345,483
Lehman XS Trust, Series 2007-20N, Class A1, (1-mo. CME Term SOFR + 2.41%), 7.76%, 12/25/37(c)		22	20,846
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, 08/25/34(a)		1,948	1,345,631
MASTR Resecuritization Trust, Series 2008-1, Class A1, 6.00%, 09/27/37(a)(c)		866	621,793
MCM Trust
Series 2021-VFN1, Class Cert, 3.00%, 09/25/31(a)(e)(g)		1,424	932,311
Series 2021-VFN1, Class Note, 2.50%, 09/25/31(a)(g)		1,544	1,480,465
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV1, (1-mo. CME Term SOFR + 0.43%), 5.78%, 09/25/37(c)		550	293,530
MFA Trust
Series 2021-INV1, Class M1, 2.29%, 01/25/56(a)(c)		700	628,387
Series 2022-NQM1, Class M1, 4.26%, 12/25/66(a)(c)		2,112	1,817,559

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
MFA Trust
Series 2024-RTL1, Class A1, 7.09%, 02/25/29(a)(b)	USD	3,231	$ 3,225,570
MFRA Trust, Series 2022-CHM1, Class A1, 3.88%, 09/25/56(a)(b)		5,815	5,541,284
Mill City Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.05%, 10/25/67(a)(b)		4,410	4,414,703
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 1A3, 6.92%, 08/25/36(b)		4,311	762,394
Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class B3, 6.87%, 06/25/44(a)(c)		198	197,246
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1-mo. LIBOR US + 0.34%), 5.78%, 04/16/36(a)(c)		156	149,968
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25%, 12/25/57(a)(c)		1,094	1,044,578
NMLT Trust, Series 2021-INV1, Class B1, 3.61%, 05/25/56(a)(c)		922	659,999
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-AP1, Class 2A4, 6.05%, 02/25/35(b)		310	294,229
Series 2007-2, Class A4, (1-mo. CME Term SOFR + 0.95%), 6.30%, 06/25/37(c)		548	437,512
OBX Trust, Series 2019-EXP1, Class 1A3, 4.00%, 01/25/59(a)(c)		119	114,382
Preston Ridge Partners Mortgage LLC
Series 2021-4, Class A1, 4.87%, 04/25/26(a)(b)		2,940	2,933,265
Series 2022-1, Class A1, 3.72%, 02/25/27(a)(b)		4,036	3,965,819
Series 2022-NQM1, Class B1, 5.43%, 08/25/67(a)(c)		335	309,442
Series 2023-1, Class A1, 6.88%, 02/25/28(a)(c)		4,361	4,376,238
PRET LLC
Series 2024-NPL1, Class A1, 7.14%, 01/25/54(a)(b)		6,527	6,544,370
Series 2024-NPL2, Class A1, 7.02%, 02/25/54(a)(b)		6,147	6,130,226
Series 2024-RN2, Class A1, 04/25/54(a)(b)(d)		1,506	1,505,998
PRKCM Trust
Series 2021-AFC2, Class A1, 2.07%, 11/25/56(a)(c)		1,108	933,582
Series 2022-AFC1, Class A1A, 4.10%, 04/25/57(a)(c)		459	439,848
Series 2022-AFC2, Class A1, 5.34%, 08/25/57(a)(c)		6,820	6,706,674
RALI Trust
Series 2005-QA10, Class A21, 4.68%, 09/25/35(c)		5,078	2,063,792
Series 2005-QO2, Class A1, (12-mo. Federal Reserve Cumulative Average US + 1.36%), 6.51%, 09/25/45(c)		692	575,558
Series 2005-QS15, Class 3A, 6.00%, 10/25/35		4,437	3,752,989
Series 2006-QA10, Class A2, (1-mo. CME Term SOFR + 0.47%), 5.82%, 12/25/36(c)		1,414	1,203,637
Series 2006-QO1, Class 3A1, (1-mo. CME Term SOFR + 0.65%), 6.00%, 02/25/46(c)		1,807	756,919
Series 2006-QO10, Class A1, (1-mo. CME Term SOFR + 0.43%), 5.78%, 01/25/37(c)		1,685	1,427,492
Series 2007-QH3, Class A1, (1-mo. CME Term SOFR + 0.43%), 5.78%, 04/25/37(c)		4,658	4,099,680
Series 2007-QO2, Class A1, (1-mo. CME Term SOFR + 0.26%), 5.61%, 02/25/47(c)		2,704	902,830
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
RCKT Mortgage Trust, Series 2020-1, Class B4, 3.47%, 02/25/50(a)(c)	USD	911	$ 755,281
RCO VI Mortgage LLC, Series 2022-1, Class A1, 3.00%, 01/25/27(a)(b)		6,740	6,571,465
RCO VII Mortgage LLC, Series 2024-1, Class A1, 7.02%, 01/25/29(a)(b)		4,097	4,084,467
Reperforming Loan REMIC Trust
Series 2005-R1, Class 1AF1, (1-mo. CME Term SOFR + 0.47%), 5.82%, 03/25/35(a)(c)		1,249	1,181,386
Series 2005-R2, Class 1AF1, (1-mo. CME Term SOFR + 0.45%), 5.80%, 06/25/35(a)(c)		239	224,478
Series 2005-R3, Class AF, (1-mo. CME Term SOFR + 0.51%), 5.86%, 09/25/35(a)(c)		386	321,102
Residential Mortgage Loan Trust, Series 2019-3, Class B2, 5.66%, 09/25/59(a)(c)		2,900	2,694,382
RFMSI Series Trust
Series 2005-SA4, Class 2A1, 5.22%, 09/25/35(c)		1,855	1,127,887
Series 2006-SA2, Class 2A1, 5.62%, 08/25/36(c)		417	287,549
RMF Buyout Issuance Trust
Series 2021-HB1, Class M3, 3.69%, 11/25/31(a)(c)		3,379	2,974,947
Series 2021-HB1, Class M6, 6.00%, 11/25/31(a)(c)		1,203	870,355
Saluda Grade Alternative Mortgage Trust
Series 2024-RTL4, Class A1, 7.50%, 02/25/30(a)(b)		5,668	5,671,202
Series 2024-RTL5, Class A1, 7.76%, 04/25/30(a)(b)		4,013	4,043,014
Seasoned Loans Structured Transaction Trust, Series 2020-3, Class M1, 4.75%, 04/26/60(a)(c)		745	723,199
SG Residential Mortgage Trust
Series 2022-2, Class A1, 5.35%, 08/25/62(a)(b)		707	696,966
Series 2022-2, Class B1, 5.28%, 08/25/62(a)(c)		3,715	3,343,656
Series 2022-2, Class M1, 5.28%, 08/25/62(a)(c)		3,313	3,122,604
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A3, 4.10%, 07/25/57(a)(b)		743	663,516
Starwood Mortgage Residential Trust
Series 2020-3, Class B1, 4.75%, 04/25/65(a)(c)		2,820	2,483,956
Series 2020-INV1, Class B1, 3.26%, 11/25/55(a)		260	213,109
Series 2020-INV1, Class M1, 2.50%, 11/25/55(a)		2,688	2,345,521
Series 2021-1, Class B1, 3.52%, 05/25/65(a)(c)		648	528,449
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 2A1, (1-mo. CME Term SOFR + 0.53%), 5.88%, 05/25/46(c)		28	18,631
Structured Asset Securities Corp.
Series 2005-RF3, Class 1A, (1-mo. CME Term SOFR + 0.46%), 5.81%, 06/25/35(a)(c)		672	573,794
Series 2005-RF5, Class 2A, 4.16%, 07/25/35(a)(c)		1,634	1,488,059
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-RF3, Class 1A2, 6.00%, 10/25/36(a)		4,313	2,367,096
Series 2006-RF4, Class 2A1, 6.00%, 10/25/36(a)		1,262	666,813
Thornburg Mortgage Securities Trust, Series 2006-3, Class A1, 4.56%, 06/25/46(c)		968	594,539
Toorak Mortgage Corp.
Series 2021-INV1, Class B1, 3.29%, 07/25/56(a)(c)		657	491,507
Series 2021-INV2, Class B1, 4.10%, 11/25/56(a)(c)		5,929	4,681,266
TVC Mortgage Trust, Series 2023-RTL1, Class A1, 8.25%, 11/25/27(a)(b)		4,107	4,102,881

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Verus Securitization Trust
Series 2019-4, Class B1, 3.86%, 11/25/59(a)(c)	USD	800	$ 726,447
Series 2020-4, Class B1, 5.05%, 05/25/65(a)(c)		2,600	2,440,881
Series 2021-1, Class M1, 1.97%, 01/25/66(a)(c)		3,000	2,252,416
Series 2021-6, Class B1, 4.05%, 10/25/66(a)(c)		169	127,603
Series 2021-6, Class M1, 2.94%, 10/25/66(a)(c)		462	333,518
Series 2021-R1, Class M1, 2.34%, 10/25/63(a)		3,250	2,808,495
Series 2021-R2, Class B1, 3.25%, 02/25/64(a)(c)		265	194,167
Series 2022-1, Class B1, 4.01%, 01/25/67(a)(c)		1,507	1,106,111
Series 2022-3, Class B1, 4.07%, 02/25/67(a)(c)		2,188	1,684,063
Visio Trust
Series 2019-2, Class B1, 3.91%, 11/25/54(a)(c)		100	76,077
Series 2022-1, Class B1, 6.17%, 08/25/57(a)(c)		1,718	1,628,899
Vista Point Securitization Trust
Series 2020-2, Class A3, 2.50%, 04/25/65(a)(c)		106	97,906
Series 2020-2, Class M1, 3.40%, 04/25/65(a)(c)		170	156,183
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-11, Class A1, 5.75%, 01/25/36		1,150	956,868
Series 2005-11, Class A7, 5.75%, 01/25/36		2,336	1,943,711
Series 2005-9, Class 5A6, (1-mo. CME Term SOFR + 0.66%), 5.50%, 11/25/35(c)		364	251,503
Series 2005-9, Class 5A9, 5.50%, 11/25/35		150	113,224
Series 2006-4, Class 1A1, 6.00%, 04/25/36		140	124,411
Series 2006-4, Class 3A1, 7.00%, 05/25/36(b)		86	71,359
Series 2006-6, Class 3CB1, 7.00%, 08/25/36		4,193	1,636,790
Series 2006-AR1, Class A1A, (1-mo. CME Term SOFR + 0.61%), 5.96%, 02/25/36(c)		1,146	907,964
Series 2006-AR3, Class A1A, (12-mo. Federal Reserve Cumulative Average US + 0.97%), 6.12%, 05/25/46(c)		2,803	2,321,491
Series 2006-AR5, Class A1A, (12-mo. Federal Reserve Cumulative Average US + 0.99%), 6.14%, 06/25/46(c)		149	127,390
Series 2006-AR9, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 1.00%), 6.15%, 08/25/46(c)		2,465	2,242,944
Series 2007-HY1, Class A2A, (1-mo. CME Term SOFR + 0.43%), 5.78%, 02/25/37(c)		481	353,749
Series 2007-HY3, Class 4A1, 5.10%, 03/25/37(c)		20	17,832
Series 2007-OA1, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 0.71%), 5.86%, 12/25/46(c)		2,324	1,880,782
Series 2007-OA1, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.72%), 5.87%, 12/25/46(c)		138	104,609
Series 2007-OA3, Class 5A, (12-mo. Federal Reserve Cumulative Average US + 1.25%), 6.40%, 04/25/47(c)		583	478,162
Series 2007-OA4, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.80%), 5.95%, 05/25/47(c)		1,992	1,577,268
Series 2007-OA5, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 0.75%), 5.90%, 06/25/47(c)		459	364,863
Series 2007-OA5, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.80%), 5.95%, 06/25/47(c)		1,708	1,328,490
Series 2007-OC2, Class A3, (1-mo. CME Term SOFR + 0.73%), 6.08%, 06/25/37(c)		703	650,966
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR15, Class A1, 6.48%, 10/25/36(c)		829	764,302
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Western Alliance Bank
Series 2021-CL2, Class M1, (SOFR (30-day) + 3.15%), 8.49%, 07/25/59(a)(c)	USD	3,917	$ 4,051,131
Series 2021-CL2, Class M2, (SOFR (30-day) + 3.70%), 9.04%, 07/25/59(a)(c)		5,601	5,803,245
WinWater Mortgage Loan Trust, Series 2014-3, Class B5, 3.98%, 11/20/44(a)(c)		923	687,254
			549,851,832
Commercial Mortgage-Backed Securities — 28.9%
245 Park Avenue Trust
Series 2017-245P, Class A, 3.51%, 06/05/37(a)		5,000	4,587,637
Series 2017-245P, Class C, 3.78%, 06/05/37(a)(c)		3,000	2,670,273
Series 2017-245P, Class E, 3.78%, 06/05/37(a)(c)		1,151	951,302
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, (1-mo. CME Term SOFR + 1.18%), 6.51%, 09/15/34(a)(c)		5,000	4,843,005
Series 2017-280P, Class B, (1-mo. CME Term SOFR + 1.38%), 6.71%, 09/15/34(a)(c)		585	549,923
Series 2017-280P, Class E, (1-mo. CME Term SOFR + 2.42%), 7.75%, 09/15/34(a)(c)		2,159	1,964,056
3650R Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.47%, 11/15/55(c)		600	599,835
ACREC LLC, Series 2023-FL2, Class A, (1-mo. CME Term SOFR + 2.23%), 7.56%, 02/19/38(a)(c)		3,248	3,250,652
Alen Mortgage Trust, Series 2021-ACEN, Class A, (1-mo. CME Term SOFR + 1.26%), 6.59%, 04/15/34(a)(c)		644	586,344
Angel Oak SB Commercial Mortgage Trust, Series 2020-SBC1, Class A1, 2.07%, 05/25/50(a)(c)		5,714	5,213,092
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF3, Class A5, 2.58%, 10/15/54(a)		3,394	2,851,924
AREIT LLC
Series 2022-CRE7, Class A, (1-mo. CME Term SOFR + 2.24%), 7.57%, 06/17/39(a)(c)		3,080	3,083,460
Series 2023-CRE8, Class A, (1-mo. CME Term SOFR + 2.11%), 7.44%, 08/17/41(a)(c)		1,679	1,677,102
AREIT Ltd., Series 2024-CRE9, Class A, (1-mo. CME Term SOFR + 1.69%), 7.02%, 05/17/41(a)(c)		15,710	15,677,774
ARES Commercial Mortgage Trust, Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 07/15/41(a)(c)(d)		5,730	5,715,672
ARZ Trust, Series 2024-BILT, Class A, 5.77%, 06/11/29(a)		2,710	2,722,162
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1-mo. CME Term SOFR + 2.27%), 7.60%, 04/15/35(a)(c)		1,128	1,099,025
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class A, (1-mo. CME Term SOFR + 1.10%), 6.43%, 09/15/32(a)(c)		2,000	1,996,913
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2015-200P, Class F, 3.72%, 04/14/33(a)(c)		794	746,073
Series 2017-SCH, Class AL, (1-mo. CME Term SOFR + 0.95%), 6.28%, 11/15/32(a)(c)		2,470	2,459,288
Series 2017-SCH, Class BF, (1-mo. CME Term SOFR + 1.45%), 6.78%, 11/15/33(a)(c)		500	483,906
Series 2017-SCH, Class DL, (1-mo. CME Term SOFR + 2.05%), 7.38%, 11/15/32(a)(c)		1,090	1,082,630
BANK
Series 2019-BN22, Class A4, 2.98%, 11/15/62		3,000	2,663,781
Series 2021-BN35, Class A5, 2.29%, 06/15/64		744	610,807

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BANK5 Trust, Series 2024-5YR6, Class A3, 6.23%, 05/15/57	USD	6,180	$ 6,384,942
Bayview Commercial Asset Trust
Series 2006-1A, Class A1, (1-mo. CME Term SOFR + 0.52%), 5.87%, 04/25/36(a)(c)		5,443	5,047,714
Series 2006-1A, Class A2, (1-mo. CME Term SOFR + 0.65%), 6.00%, 04/25/36(a)(c)		12	11,344
Series 2006-4A, Class A2, (1-mo. CME Term SOFR + 0.52%), 5.87%, 12/25/36(a)(c)		1,138	1,068,267
Series 2006-SP2, Class A, (1-mo. CME Term SOFR + 0.53%), 5.88%, 01/25/37(a)(c)		1,166	1,103,658
Series 2007-1, Class A2, (1-mo. CME Term SOFR + 0.52%), 5.87%, 03/25/37(a)(c)		5,005	4,704,464
Series 2007-2A, Class A1, (1-mo. CME Term SOFR + 0.52%), 5.87%, 07/25/37(a)(c)		26	24,339
Series 2007-4A, Class A1, (1-mo. CME Term SOFR + 0.79%), 6.14%, 09/25/37(a)(c)		4,802	4,506,963
Series 2007-6A, Class A4A, (1-mo. CME Term SOFR + 1.61%), 6.96%, 12/25/37(a)(c)		3,092	2,677,258
BBCMS Mortgage Trust
Series 2015-SRCH, Class A1, 3.31%, 08/10/35(a)		246	233,181
Series 2018-CHRS, Class E, 4.41%, 08/05/38(a)(c)		650	506,182
Series 2018-TALL, Class A, (1-mo. CME Term SOFR + 0.92%), 6.25%, 03/15/37(a)(c)		3,997	3,777,239
Series 2018-TALL, Class B, (1-mo. CME Term SOFR + 1.17%), 6.50%, 03/15/37(a)(c)		781	710,733
Series 2023-5C23, Class D, 7.70%, 12/15/56(a)(c)		332	322,732
BDS LLC, Series 2022-FL12, Class A, (1-mo. CME Term SOFR + 2.14%), 7.48%, 08/19/38(a)(c)		1,870	1,873,489
BFLD Trust
Series 2020-EYP, Class E, (1-mo. CME Term SOFR + 3.81%), 9.14%, 10/15/35(a)(c)		1,353	78,016
Series 2024-VICT, Class A, (1-mo. CME Term SOFR + 1.89%), 7.19%, 07/15/41(a)(c)		2,970	2,962,456
BHMS
Series 2018-ATLS, Class A, (1-mo. CME Term SOFR + 1.55%), 6.88%, 07/15/35(a)(c)		3,988	3,982,405
Series 2018-ATLS, Class C, (1-mo. CME Term SOFR + 2.20%), 7.53%, 07/15/35(a)(c)		2,600	2,582,484
BLP Commercial Mortgage Trust
Series 2023-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 7.02%, 03/15/40(a)(c)		2,114	2,110,042
Series 2024-IND2, Class A, (1-mo. CME Term SOFR + 1.34%), 6.67%, 03/15/41(a)(c)		1,980	1,965,150
BMP, Series 2024-MF23, Class E, (1-mo. CME Term SOFR + 3.39%), 8.72%, 06/15/41(a)(c)		1,719	1,706,122
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-mo. CME Term SOFR + 1.77%), 7.10%, 05/15/39(a)(c)		1,540	1,538,080
BPR Trust
Series 2021-TY, Class A, (1-mo. CME Term SOFR + 1.16%), 6.49%, 09/15/38(a)(c)		5,500	5,455,312
Series 2021-TY, Class E, (1-mo. CME Term SOFR + 3.71%), 9.04%, 09/15/38(a)(c)		3,138	3,101,839
Series 2022-SSP, Class A, (1-mo. CME Term SOFR + 3.00%), 8.33%, 05/15/39(a)(c)		770	775,596
BSST Mortgage Trust
Series 2021-SSCP, Class A, (1-mo. CME Term SOFR + 0.86%), 6.19%, 04/15/36(a)(c)		3,001	2,963,947
Series 2021-SSCP, Class B, (1-mo. CME Term SOFR + 1.21%), 6.54%, 04/15/36(a)(c)		268	261,844
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BSST Mortgage Trust
Series 2021-SSCP, Class C, (1-mo. CME Term SOFR + 1.46%), 6.79%, 04/15/36(a)(c)	USD	325	$ 317,436
Series 2021-SSCP, Class D, (1-mo. CME Term SOFR + 1.71%), 7.04%, 04/15/36(a)(c)		312	303,205
Series 2021-SSCP, Class E, (1-mo. CME Term SOFR + 2.21%), 7.54%, 04/15/36(a)(c)		268	257,209
Series 2021-SSCP, Class F, (1-mo. CME Term SOFR + 3.01%), 8.34%, 04/15/36(a)(c)		253	242,799
Series 2021-SSCP, Class G, (1-mo. CME Term SOFR + 3.91%), 9.24%, 04/15/36(a)(c)		283	268,195
Series 2021-SSCP, Class H, (1-mo. CME Term SOFR + 5.02%), 10.35%, 04/15/36(a)(c)		208	197,324
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(a)		1,108	1,051,393
Series 2013-1515, Class C, 3.45%, 03/10/33(a)		250	224,689
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C, 3.66%, 03/09/44(a)(c)		2,204	1,916,296
Series 2020-VIV3, Class B, 3.66%, 03/09/44(a)(c)		2,788	2,461,010
Series 2020-VIV4, Class A, 2.84%, 03/09/44(a)		781	676,160
Series 2020-VIVA, Class D, 3.67%, 03/11/44(a)(c)		3,000	2,570,853
Series 2020-VKNG, Class F, (1-mo. CME Term SOFR + 2.86%), 8.19%, 10/15/37(a)(c)		1,400	1,375,453
Series 2021-NWM, Class A, (1-mo. CME Term SOFR + 1.02%), 6.35%, 02/15/33(a)(c)		1,061	1,044,090
Series 2021-NWM, Class B, (1-mo. CME Term SOFR + 2.26%), 7.59%, 02/15/33(a)(c)		622	614,341
Series 2021-NWM, Class C, (1-mo. CME Term SOFR + 4.36%), 9.69%, 02/15/33(a)(c)		410	409,074
Series 2021-SOAR, Class G, (1-mo. CME Term SOFR + 2.91%), 8.24%, 06/15/38(a)(c)		2,544	2,496,269
Series 2021-VINO, Class A, (1-mo. CME Term SOFR + 0.77%), 6.10%, 05/15/38(a)(c)		4,456	4,400,494
Series 2021-VINO, Class F, (1-mo. CME Term SOFR + 2.92%), 8.25%, 05/15/38(a)(c)		863	850,036
Series 2021-VIV5, Class A, 2.84%, 03/09/44(a)(c)		1,522	1,302,943
Series 2021-XL2, Class F, (1-mo. CME Term SOFR + 2.36%), 7.69%, 10/15/38(a)(c)		3,564	3,492,708
Series 2022-CSMO, Class A, (1-mo. CME Term SOFR + 2.11%), 7.44%, 06/15/27(a)(c)		2,000	2,003,750
Series 2022-CSMO, Class B, (1-mo. CME Term SOFR + 3.14%), 8.47%, 06/15/27(a)(c)		2,475	2,478,867
Series 2022-CSMO, Class C, (1-mo. CME Term SOFR + 3.89%), 9.22%, 06/15/27(a)(c)		1,080	1,082,363
Series 2023-VLT3, Class A, (1-mo. CME Term SOFR + 1.94%), 7.27%, 11/15/28(a)(c)		1,010	1,002,435
Series 2023-XL3, Class A, (1-mo. CME Term SOFR + 1.76%), 7.09%, 12/09/40(a)(c)		5,845	5,848,640
Series 2023-XL3, Class D, (1-mo. CME Term SOFR + 3.59%), 8.92%, 12/09/40(a)(c)		4,580	4,587,134
Series 2024-KING, Class A, (1-mo. CME Term SOFR + 1.54%), 6.87%, 05/15/34(a)(c)		3,540	3,542,173
Series 2024-MDHS, Class A, (1-mo. CME Term SOFR + 1.64%), 6.97%, 05/15/41(a)(c)		10,771	10,744,055
Series 2024-MF, Class A, (1-mo. CME Term SOFR + 1.44%), 6.77%, 02/15/39(a)(c)		880	876,968
Series 2024-MF, Class E, (1-mo. CME Term SOFR + 3.74%), 9.07%, 02/15/39(a)(c)		2,181	2,163,845
Series 2024-XL4, Class A, (1-mo. CME Term SOFR + 1.44%), 6.77%, 02/15/39(a)(c)		3,812	3,798,681
Series 2024-XL4, Class D, (1-mo. CME Term SOFR + 3.14%), 8.47%, 02/15/39(a)(c)		3,221	3,212,772

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
Series 2024-XL4, Class E, (1-mo. CME Term SOFR + 4.19%), 9.52%, 02/15/39(a)(c)	USD	1,743	$ 1,713,828
Series 2024-XL5, Class A, (1-mo. CME Term SOFR + 1.39%), 6.72%, 03/15/41(a)(c)		166	164,971
BX Trust
Series 2019-CALM, Class E, (1-mo. CME Term SOFR + 2.11%), 7.44%, 11/15/32(a)(c)		2,100	2,086,499
Series 2019-OC11, Class A, 3.20%, 12/09/41(a)		2,786	2,477,267
Series 2021-ARIA, Class A, (1-mo. CME Term SOFR + 1.01%), 6.34%, 10/15/36(a)(c)		1,332	1,315,350
Series 2021-ARIA, Class C, (1-mo. CME Term SOFR + 1.76%), 7.09%, 10/15/36(a)(c)		150	147,375
Series 2021-ARIA, Class D, (1-mo. CME Term SOFR + 2.01%), 7.34%, 10/15/36(a)(c)		1,249	1,225,595
Series 2021-ARIA, Class G, (1-mo. CME Term SOFR + 3.26%), 8.59%, 10/15/36(a)(c)		829	792,334
Series 2021-LBA, Class AJV, (1-mo. CME Term SOFR + 0.91%), 6.24%, 02/15/36(a)(c)		1,700	1,677,945
Series 2021-LBA, Class AV, (1-mo. CME Term SOFR + 0.91%), 6.24%, 02/15/36(a)(c)		594	586,846
Series 2021-MFM1, Class A, (1-mo. CME Term SOFR + 0.81%), 6.14%, 01/15/34(a)(c)		3,778	3,743,605
Series 2021-MFM1, Class G, (1-mo. CME Term SOFR + 4.01%), 9.34%, 01/15/34(a)(c)		575	557,734
Series 2021-VIEW, Class E, (1-mo. CME Term SOFR + 3.71%), 9.04%, 06/15/36(a)(c)		2,542	2,392,319
Series 2021-VIEW, Class F, (1-mo. CME Term SOFR + 4.04%), 9.37%, 06/15/36(a)(c)		856	760,535
Series 2022-GPA, Class A, (1-mo. CME Term SOFR + 2.17%), 7.49%, 08/15/39(a)(c)		12,062	12,065,443
Series 2022-GPA, Class B, (1-mo. CME Term SOFR + 2.66%), 7.99%, 08/15/41(a)(c)		353	353,006
Series 2022-GPA, Class D, (1-mo. CME Term SOFR + 4.06%), 9.39%, 08/15/43(a)(c)		1,847	1,850,165
Series 2022-LBA6, Class A, (1-mo. CME Term SOFR + 1.00%), 6.33%, 01/15/39(a)(c)		1,065	1,053,019
Series 2022-VAMF, Class A, (1-mo. CME Term SOFR + 0.85%), 6.18%, 01/15/39(a)(c)		5,000	4,931,280
Series 2022-VAMF, Class B, (1-mo. CME Term SOFR + 1.28%), 6.61%, 01/15/39(a)(c)		397	390,549
Series 2023-DELC, Class A, (1-mo. CME Term SOFR + 2.69%), 8.02%, 05/15/38(a)(c)		5,023	5,035,557
Series 2023-DELC, Class D, (1-mo. CME Term SOFR + 4.39%), 9.72%, 05/15/38(a)(c)		270	270,844
Series 2024-CNYN, Class A, (1-mo. CME Term SOFR + 1.44%), 6.77%, 04/15/29(a)(c)		4,502	4,504,764
Series 2024-CNYN, Class D, (1-mo. CME Term SOFR + 2.69%), 8.02%, 04/15/29(a)(c)		1,937	1,918,101
Series 2024-CNYN, Class E, (1-mo. CME Term SOFR + 3.69%), 9.02%, 04/15/29(a)(c)		2,945	2,931,745
Series 2024-PALM, Class A, (1-mo. CME Term SOFR + 1.54%), 06/15/37(a)(c)(d)		10,190	10,142,333
Series 2024-PAT, Class A, (1-mo. CME Term SOFR + 2.09%), 7.42%, 03/15/41(a)(c)		2,210	2,207,237
Series 2024-PAT, Class C, (1-mo. CME Term SOFR + 4.44%), 9.77%, 03/15/41(a)(c)		4,722	4,718,150
Series 2024-PAT, Class D, (1-mo. CME Term SOFR + 5.39%), 10.72%, 03/15/41(a)(c)		2,263	2,261,185
BXP Trust
Series 2017-GM, Class B, 3.54%, 06/13/39(a)(c)		265	244,234
Series 2021-601L, Class D, 2.87%, 01/15/44(a)(c)		1,120	760,373
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D, (1-mo. CME Term SOFR + 2.05%), 7.38%, 12/15/37(a)(c)	USD	1,000	$ 1,000,300
Series 2019-LIFE, Class E, (1-mo. CME Term SOFR + 2.45%), 7.78%, 12/15/37(a)(c)		1,437	1,434,309
CD Mortgage Trust
Series 2016-CD1, Class A3, 2.46%, 08/10/49		4,116	3,858,340
Series 2017-CD6, Class B, 3.91%, 11/13/50(c)		336	294,604
CENT Trust, Series 2023-CITY, Class A, (1-mo. CME Term SOFR + 2.62%), 7.95%, 09/15/38(a)(c)		5,474	5,501,436
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class C, 5.00%, 05/10/58(c)		130	121,880
CFK Trust
Series 2019-FAX, Class D, 4.79%, 01/15/39(a)(c)		2,500	2,217,139
Series 2019-FAX, Class E, 4.79%, 01/15/39(a)(c)		2,600	2,222,609
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, 3.64%, 05/10/35(a)(c)		100	95,009
Series 2015-P1, Class D, 3.23%, 09/15/48(a)		694	614,278
Series 2016-P3, Class A4, 3.33%, 04/15/49		2,635	2,520,974
Series 2017-P7, Class A4, 3.71%, 04/14/50		6,000	5,639,958
COAST Commercial Mortgage Trust
Series 2023-2HTL, Class A, (1-mo. CME Term SOFR + 2.59%), 7.92%, 08/15/36(a)(c)		1,482	1,480,483
Series 2023-2HTL, Class D, (1-mo. CME Term SOFR + 4.44%), 9.77%, 08/15/36(a)(c)		2,600	2,590,260
Cold Storage Trust
Series 2020-ICE5, Class A, (1-mo. CME Term SOFR + 1.01%), 6.34%, 11/15/37(a)(c)		4,554	4,537,117
Series 2020-ICE5, Class E, (1-mo. CME Term SOFR + 2.88%), 8.21%, 11/15/37(a)(c)		1,966	1,959,258
Series 2020-ICE5, Class F, (1-mo. CME Term SOFR + 3.61%), 8.93%, 11/15/37(a)(c)		1,729	1,727,166
Commercial Mortgage Trust
Series 2015-CR23, Class A4, 3.50%, 05/10/48		2,000	1,959,360
Series 2015-CR26, Class A4, 3.63%, 10/10/48		3,535	3,427,614
Series 2015-LC19, Class B, 3.83%, 02/10/48(c)		296	279,813
Series 2015-PC1, Class B, 4.42%, 07/10/50(c)		3,175	2,952,698
Series 2016-667M, Class D, 3.29%, 10/10/36(a)(c)		500	397,274
Series 2024-WCL1, Class A, (1-mo. CME Term SOFR + 1.84%), 06/15/41(a)(c)(d)		5,270	5,252,442
Series 2024-WCL1, Class B, (1-mo. CME Term SOFR + 2.59%), 06/15/41(a)(c)(d)		1,757	1,751,174
Series 2024-WCL1, Class E, (1-mo. CME Term SOFR + 4.49%), 06/15/41(a)(c)(d)		2,319	2,311,360
Credit Suisse Mortgage Trust
Series 2017-PFHP, Class A, (1-mo. CME Term SOFR + 1.00%), 6.33%, 12/15/30(a)(c)		240	231,191
Series 2020-FACT, Class E, (1-mo. CME Term SOFR + 5.23%), 10.56%, 10/15/37(a)(c)		1,134	1,029,276
Series 2021-BHAR, Class A, (1-mo. CME Term SOFR + 1.26%), 6.59%, 11/15/38(a)(c)		1,020	1,014,910
Series 2021-BHAR, Class B, (1-mo. CME Term SOFR + 1.61%), 6.94%, 11/15/38(a)(c)		649	644,957
Series 2021-BHAR, Class C, (1-mo. CME Term SOFR + 2.11%), 7.44%, 11/15/38(a)(c)		1,095	1,086,814
Series 2021-BHAR, Class E, (1-mo. CME Term SOFR + 3.61%), 8.94%, 11/15/38(a)(c)		633	623,535
Series 2022-NWPT, Class A, (1-mo. CME Term SOFR + 3.14%), 8.47%, 09/09/24(a)(c)		3,759	3,779,279
CRSO Trust, Series 2023-BRND, 7.12%, 07/10/40(a)		1,289	1,334,704

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust, Series 2019-C16, Class C, 4.24%, 06/15/52(c)	USD	802	$ 677,906
DBGS Mortgage Trust
Series 2018-5BP, Class A, (1-mo. CME Term SOFR + 0.89%), 6.22%, 06/15/33(a)(c)		5,000	4,639,953
Series 2018-BIOD, Class D, (1-mo. CME Term SOFR + 1.60%), 6.93%, 05/15/35(a)(c)		3,198	3,156,314
Series 2018-BIOD, Class F, (1-mo. CME Term SOFR + 2.30%), 7.63%, 05/15/35(a)(c)		3,052	2,999,296
DBSG Mortgage Trust, Series 2024-ALTA, Class A, 6.14%, 06/10/37(a)(c)		1,613	1,613,518
DBWF Mortgage Trust, Series 2024-LCRS, Class A, (1-mo. CME Term SOFR + 1.74%), 7.07%, 04/15/37(a)(c)		2,423	2,416,942
DC Trust
Series 2024-HLTN, Class A, 5.93%, 04/13/28(a)(c)		1,110	1,094,708
Series 2024-HLTN, Class F, 10.66%, 04/13/28(a)(c)		2,932	2,930,139
Deutsche Bank UBS Mortgage Trust
Series 2017-BRBK, Class D, 3.65%, 10/10/34(a)(c)		990	861,273
Series 2017-BRBK, Class F, 3.65%, 10/10/34(a)(c)		1,094	875,717
DK Trust
Series 2024-SPBX, Class A, (1-mo. CME Term SOFR + 1.50%), 6.83%, 03/15/34(a)(c)		2,860	2,842,115
Series 2024-SPBX, Class E, (1-mo. CME Term SOFR + 4.00%), 9.33%, 03/15/34(a)(c)		8,186	8,180,958
ELM Trust
Series 2024-ELM, Class A10, 5.80%, 06/10/39(a)(c)		3,350	3,352,829
Series 2024-ELM, Class A15, 5.80%, 06/10/39(a)(c)		3,350	3,352,829
Series 2024-ELM, Class E10, 7.79%, 06/10/39(a)(c)		4,157	4,159,348
ELP Commercial Mortgage Trust, Series 2021-ELP, Class G, (1-mo. CME Term SOFR + 3.23%), 8.56%, 11/15/38(a)(c)		660	646,381
Extended Stay America Trust
Series 2021-ESH, Class D, (1-mo. CME Term SOFR + 2.36%), 7.69%, 07/15/38(a)(c)		3,490	3,487,386
Series 2021-ESH, Class E, (1-mo. CME Term SOFR + 2.96%), 8.29%, 07/15/38(a)(c)		3,100	3,094,309
Series 2021-ESH, Class F, (1-mo. CME Term SOFR + 3.81%), 9.14%, 07/15/38(a)(c)		9,730	9,693,255
FREMF Mortgage Trust
Series 2018-K74, Class B, 4.23%, 02/25/51(a)(c)		2,150	2,045,085
Series 2018-W5FX, Class CFX, 3.79%, 04/25/28(a)(c)		4,100	3,551,459
Series 2020-K105, Class B, 3.53%, 03/25/53(a)(c)		2,905	2,617,114
FS Rialto Issuer Ltd., Series 2022-FL7, Class A, (1-mo. CME Term SOFR + 2.90%), 8.23%, 10/19/39(a)(c)		2,976	2,994,232
Great Wolf Trust, Series 2024-WOLF, Class A, (1-mo. CME Term SOFR + 1.54%), 6.87%, 03/15/39(a)(c)		1,914	1,909,811
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51(c)		4,100	3,864,823
GS Mortgage Securities Trust
Series 2015-GC32, Class C, 4.55%, 07/10/48(c)		881	834,971
Series 2017-GS6, Class A3, 3.43%, 05/10/50		2,000	1,869,278
Series 2017-SLP, Class C, 3.92%, 10/10/32(a)		293	287,384
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2019-GSA1, Class A4, 3.05%, 11/10/52	USD	2,587	$ 2,327,477
Series 2019-GSA1, Class C, 3.93%, 11/10/52(c)		2,530	2,124,660
Series 2021-DM, Class A, (1-mo. CME Term SOFR + 1.00%), 6.33%, 11/15/36(a)(c)		1,970	1,947,222
Series 2022-AGSS, Class A, (1-mo. CME Term SOFR + 2.69%), 8.02%, 11/15/27(a)(c)		3,226	3,221,852
Series 2022-ECI, Class A, (1-mo. CME Term SOFR + 2.19%), 7.52%, 08/15/39(a)(c)		3,415	3,417,134
Series 2023-FUN, Class A, (1-mo. CME Term SOFR + 2.09%), 7.42%, 03/15/28(a)(c)		4,360	4,365,450
Series 2023-SHIP, Class C, 5.69%, 09/10/38(a)(c)		1,000	977,203
Series 2023-SHIP, Class E, 7.68%, 09/10/38(a)(c)		9,607	9,530,172
GWT, Series 2024-WLF2, Class A, (1-mo. CME Term SOFR + 1.69%), 7.02%, 05/15/41(a)(c)		11,768	11,760,645
Harvest Commercial Capital Loan Trust
Series 2019-1, Class M5, 5.73%, 09/25/46(a)(c)		1,536	1,390,136
Series 2020-1, Class M4, 5.96%, 04/25/52(a)(c)		669	606,151
HIG RCP LLC, Series 2023-FL1, Class A, (1-mo. CME Term SOFR + 2.27%), 7.60%, 09/19/38(a)(c)		2,515	2,518,187
HILT Commercial Mortgage Trust
Series 2024-ORL, Class A, (1-mo. CME Term SOFR + 1.54%), 6.87%, 05/15/37(a)(c)		3,695	3,685,762
Series 2024-ORL, Class D, (1-mo. CME Term SOFR + 3.19%), 8.52%, 05/15/37(a)(c)		4,173	4,162,567
HIT Trust, Series 2022-HI32, Class A, (1-mo. CME Term SOFR + 2.39%), 7.72%, 07/15/24(a)(c)		688	688,304
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class A, (1-mo. CME Term SOFR + 1.64%), 6.97%, 06/15/41(a)(c)		1,790	1,781,044
HONO Mortgage Trust
Series 2021-LULU, Class A, (1-mo. CME Term SOFR + 1.26%), 6.59%, 10/15/36(a)(c)		4,812	4,650,415
Series 2021-LULU, Class E, (1-mo. CME Term SOFR + 3.46%), 8.79%, 10/15/36(a)(c)		1,382	1,297,937
Houston Galleria Mall Trust, Series 2015-HGLR, Class D, 3.98%, 03/05/37(a)		578	549,214
HTL Commercial Mortgage Trust
Series 2024-T53, Class A, 6.07%, 05/10/39(a)(c)		1,280	1,277,611
Series 2024-T53, Class E, 10.60%, 05/10/39(a)(c)		3,192	3,228,552
Hudson Yards Mortgage Trust, Series 2019-55HY, Class F, 3.04%, 12/10/41(a)(c)		712	548,620
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class A, (1-mo. CME Term SOFR + 2.25%), 7.57%, 10/15/39(a)(c)		6,218	6,179,137
INTOWN Mortgage Trust, Series 2022-STAY, Class A, (1-mo. CME Term SOFR + 2.49%), 7.82%, 08/15/39(a)(c)		3,483	3,489,509
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.29%, 12/15/48(a)(c)		507	442,866
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class AS, 4.42%, 06/15/51		111	102,312
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2, Class A4, 2.82%, 08/15/49		3,655	3,456,499
Series 2016-NINE, Class B, 2.95%, 09/06/38(a)(c)		2,073	1,908,658
Series 2018-PHH, Class A, (1-mo. CME Term SOFR + 1.26%), 6.59%, 06/15/35(a)(c)		1,938	1,812,190
Series 2020-609M, Class D, (1-mo. CME Term SOFR + 3.13%), 8.46%, 10/15/33(a)(c)		700	544,369
Series 2021-MHC, Class A, (1-mo. CME Term SOFR + 1.16%), 6.49%, 04/15/38(a)(c)		277	276,750

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2021-MHC, Class E, (1-mo. CME Term SOFR + 2.81%), 8.14%, 04/15/38(a)(c)	USD	3,330	$ 3,298,814
Series 2022-NLP, Class F, (1-mo. CME Term SOFR + 3.54%), 8.87%, 04/15/37(a)(c)		3,360	2,789,237
Series 2022-NXSS, Class A, (1-mo. CME Term SOFR + 2.18%), 7.51%, 09/15/39(a)(c)		6,051	6,056,673
Series 2022-OPO, Class D, 3.57%, 01/05/39(a)(c)		2,061	1,566,812
JW Commercial Mortgage Trust
Series 2024-MRCO, Class A, (1-mo. CME Term SOFR + 1.62%), 06/15/39(a)(c)(d)		1,990	1,982,532
Series 2024-MRCO, Class D, (1-mo. CME Term SOFR + 3.19%), 06/15/39(a)(c)(d)		1,506	1,498,465
KSL Commercial Mortgage Trust
Series 2023-HT, Class A, (1-mo. CME Term SOFR + 2.29%), 7.62%, 12/15/36(a)(c)		3,906	3,915,765
Series 2023-HT, Class D, (1-mo. CME Term SOFR + 4.29%), 9.62%, 12/15/36(a)(c)		11,220	11,219,997
LBA Trust
Series 2024-BOLT, Class A, (1-mo. CME Term SOFR + 1.59%), 6.92%, 06/15/26(a)(c)		8,030	7,992,359
Series 2024-BOLT, Class F, (1-mo. CME Term SOFR + 4.44%), 9.77%, 06/15/26(a)(c)		690	688,222
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2007-2A, Class M1, (1-mo. CME Term SOFR + 0.51%), 5.86%, 06/25/37(a)(c)		250	246,767
Series 2007-3A, Class M2, (1-mo. CME Term SOFR + 2.11%), 7.46%, 10/25/37(a)(c)		3,340	2,767,270
LUX, Series 2023-LION, Class A, (1-mo. CME Term SOFR + 2.69%), 8.02%, 08/15/40(a)(c)		1,281	1,287,542
LUXE Trust, Series 2021-TRIP, Class E, (1-mo. CME Term SOFR + 2.86%), 8.19%, 10/15/38(a)(c)		654	647,703
MCR Mortgage Trust
Series 2024-HTL, Class A, (1-mo. CME Term SOFR + 1.76%), 7.09%, 02/15/37(a)(c)		205	204,657
Series 2024-HTL, Class E, (1-mo. CME Term SOFR + 4.65%), 9.98%, 02/15/37(a)(c)		1,476	1,484,921
Series 2024-TWA, Class A, 5.92%, 06/12/39(a)		2,250	2,245,917
Series 2024-TWA, Class E, 8.73%, 06/12/39(a)		2,080	2,072,228
Med Trust
Series 2021-MDLN, Class E, (1-mo. CME Term SOFR + 3.26%), 8.59%, 11/15/38(a)(c)		436	435,636
Series 2021-MDLN, Class F, (1-mo. CME Term SOFR + 4.11%), 9.44%, 11/15/38(a)(c)		6,026	6,022,711
Series 2021-MDLN, Class G, (1-mo. CME Term SOFR + 5.36%), 10.69%, 11/15/38(a)(c)		6,536	6,533,698
MF1, Series 2021-W10, Class G, (1-mo. CME Term SOFR + 4.22%), 9.55%, 12/15/34(a)(c)		560	528,606
MF1 LLC, Series 2024-FL14, Class A, (1-mo. CME Term SOFR + 1.74%), 7.08%, 03/19/39(a)(c)		1,010	1,007,788
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, (1-mo. CME Term SOFR + 0.92%), 6.24%, 04/15/38(a)(c)		4,197	4,162,836
Series 2021-MHC, Class F, (1-mo. CME Term SOFR + 2.72%), 8.04%, 04/15/38(a)(c)		191	189,234
Series 2021-MHC2, Class A, (1-mo. CME Term SOFR + 0.96%), 6.29%, 05/15/38(a)(c)		2,268	2,249,229
MHP
Series 2021-STOR, Class A, (1-mo. CME Term SOFR + 0.81%), 6.14%, 07/15/38(a)(c)		1,105	1,100,990
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
MHP
Series 2021-STOR, Class G, (1-mo. CME Term SOFR + 2.86%), 8.19%, 07/15/38(a)(c)	USD	3,426	$ 3,378,930
Series 2021-STOR, Class J, (1-mo. CME Term SOFR + 4.06%), 9.39%, 07/15/38(a)(c)		1,917	1,884,075
MIC Trust (The), Series 2023-MIC, Class A, 8.73%, 12/05/38(a)(c)		1,670	1,793,421
MIRA Trust, Series 2023-MILE, Class A, 6.76%, 06/10/38(a)		1,978	2,036,697
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A5, 3.64%, 10/15/48		1,455	1,414,788
Series 2016-C32, Class A4, 3.72%, 12/15/49		1,060	1,013,954
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, 3.78%, 05/15/48(c)		2,000	1,955,265
Series 2017-ASHF, Class G, (1-mo. CME Term SOFR + 7.20%), 12.53%, 11/15/34(a)(c)		939	926,468
Series 2017-H1, Class B, 4.08%, 06/15/50		2,400	2,200,803
Series 2018-MP, Class E, 4.42%, 07/11/40(a)(c)		2,184	1,360,362
Series 2018-SUN, Class D, (1-mo. CME Term SOFR + 1.95%), 7.28%, 07/15/35(a)(c)		1,000	998,438
Series 2018-SUN, Class F, (1-mo. CME Term SOFR + 2.85%), 8.18%, 07/15/35(a)(c)		22	21,934
Series 2019-H6, Class D, 3.00%, 06/15/52(a)		470	361,874
Series 2019-H7, Class AS, 3.52%, 07/15/52		1,900	1,723,636
Series 2019-H7, Class C, 4.13%, 07/15/52		5,000	4,361,787
Series 2019-H7, Class D, 3.00%, 07/15/52(a)		3,000	2,258,225
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.01%, 12/15/56(c)		1,364	1,433,965
MTN Commercial Mortgage Trust
Series 2022-LPFL, Class A, (1-mo. CME Term SOFR + 1.40%), 6.73%, 03/15/39(a)(c)		910	898,909
Series 2022-LPFL, Class F, (1-mo. CME Term SOFR + 5.29%), 10.62%, 03/15/39(a)(c)		829	785,627
Natixis Commercial Mortgage Securities Trust, Series 2017-75B, Class A, 3.86%, 04/10/37(a)		1,850	1,613,857
NJ Trust, Series 2023-GSP, Class A, 6.70%, 01/06/29(a)(c)		1,470	1,515,314
Olympic Tower Mortgage Trust
Series 2017-OT, Class A, 3.57%, 05/10/39(a)		2,920	2,531,889
Series 2017-OT, Class D, 4.08%, 05/10/39(a)(c)		1,080	773,784
Series 2017-OT, Class E, 4.08%, 05/10/39(a)(c)		498	340,530
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(a)		1,930	1,634,072
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, 02/10/32(a)		1,127	934,472
One New York Plaza Trust
Series 2020-1NYP, Class A, (1-mo. CME Term SOFR + 1.06%), 6.39%, 01/15/36(a)(c)		1,035	1,006,982
Series 2020-1NYP, Class AJ, (1-mo. CME Term SOFR + 1.36%), 6.69%, 01/15/36(a)(c)		2,142	2,041,826
Series 2020-1NYP, Class B, (1-mo. CME Term SOFR + 1.61%), 6.94%, 01/15/36(a)(c)		1,338	1,255,654
OPEN Trust, Series 2023-AIR, Class A, (1-mo. CME Term SOFR + 3.09%), 8.42%, 10/15/28(a)(c)		3,249	3,285,956
PGA Trust, Series 2024-RSR2, Class A, (1-mo. CME Term SOFR + 1.89%), 7.22%, 06/15/39(a)(c)		1,754	1,749,615
PKHL Commercial Mortgage Trust
Series 2021-MF, Class F, (1-mo. CME Term SOFR + 3.46%), 8.79%, 07/15/38(a)(c)		900	577,583
Series 2021-MF, Class G, (1-mo. CME Term SOFR + 4.46%), 9.79%, 07/15/38(a)(c)		1,967	471,010

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Ready Capital Mortgage Financing LLC
Series 2022-FL10, Class A, (1-mo. CME Term SOFR + 2.55%), 7.90%, 10/25/39(a)(c)	USD	4,739	$ 4,748,072
Series 2022-FL9, Class A, (1-mo. CME Term SOFR + 2.47%), 7.81%, 06/25/37(a)(c)		853	854,577
Series 2023-FL11, Class A, (1-mo. CME Term SOFR + 2.37%), 7.72%, 10/25/39(a)(c)		2,741	2,748,488
RIAL Issuer Ltd., Series 2022-FL8, Class A, (1-mo. CME Term SOFR + 2.25%), 7.58%, 01/19/37(a)(c)		6,154	6,124,802
SCG Mortgage Trust, Series 2024-MSP, Class A, (1-mo. CME Term SOFR + 1.74%), 7.07%, 04/15/41(a)(c)		2,750	2,737,109
SG Commercial Mortgage Securities Trust
Series 2016-C5, Class B, 3.93%, 10/10/48		1,000	903,027
Series 2019-PREZ, Class E, 3.59%, 09/15/39(a)(c)		3,391	2,703,728
SHER Trust, Series 2024-DAL, Class A, (1-mo. CME Term SOFR + 1.64%), 6.97%, 04/15/37(a)(c)		1,935	1,920,505
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/41(a)		3,500	2,855,035
SREIT Trust
Series 2021-MFP, Class F, (1-mo. CME Term SOFR + 2.74%), 8.07%, 11/15/38(a)(c)		2,832	2,817,281
Series 2021-MFP2, Class A, (1-mo. CME Term SOFR + 0.94%), 6.27%, 11/15/36(a)(c)		5,000	4,937,500
Series 2021-MFP2, Class F, (1-mo. CME Term SOFR + 2.73%), 8.06%, 11/15/36(a)(c)		2,226	2,195,409
STWD Trust
Series 2021-FLWR, Class A, (1-mo. CME Term SOFR + 0.69%), 6.02%, 07/15/36(a)(c)		1,446	1,427,037
Series 2021-FLWR, Class B, (1-mo. CME Term SOFR + 1.04%), 6.37%, 07/15/36(a)(c)		7,000	6,890,715
Series 2021-FLWR, Class E, (1-mo. CME Term SOFR + 2.04%), 7.37%, 07/15/36(a)(c)		1,738	1,713,976
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1-mo. CME Term SOFR + 2.19%), 7.52%, 05/15/37(a)(c)		8,604	8,647,020
THPT Mortgage Trust, Series 2023-THL, Class A, 7.23%, 12/10/34(a)(c)		969	982,718
TPGI Trust, Series 2021-DGWD, Class E, (1-mo. CME Term SOFR + 2.46%), 7.79%, 06/15/26(a)(c)		2,879	2,864,951
TTAN, Series 2021-MHC, Class A, (1-mo. CME Term SOFR + 0.96%), 6.29%, 03/15/38(a)(c)		4,217	4,182,444
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.80%, 12/10/33(a)(c)		1,340	1,382,752
UBS Commercial Mortgage Trust, Series 2017-C4, Class AS, 3.84%, 10/15/50(c)		765	701,332
Velocity Commercial Capital Loan Trust
Series 2018-2, Class M6, 7.05%, 10/26/48(a)(c)		1,724	1,368,058
Series 2019-1, Class M2, 4.01%, 03/25/49(a)(c)		161	140,851
Series 2019-2, Class M2, 3.39%, 07/25/49(a)(c)		1,162	1,030,824
Series 2019-2, Class M3, 3.48%, 07/25/49(a)(c)		544	483,918
Series 2019-2, Class M4, 3.99%, 07/25/49(a)(c)		1,303	1,113,602
Series 2019-3, Class M6, 6.03%, 10/25/49(a)(c)		602	481,771
Series 2020-1, Class AFX, 2.61%, 02/25/50(a)(c)		2,415	2,181,702
Series 2021-1, Class M4, 2.85%, 05/25/51(a)(c)		1,904	1,409,939
Series 2021-3, Class M4, 3.48%, 10/25/51(a)(c)		2,427	2,005,330
Series 2021-4, Class A, 2.52%, 12/26/51(a)(c)		6,643	5,873,062
Series 2021-4, Class M4, 4.48%, 12/26/51(a)(c)		1,142	875,098
Series 2022-1, Class M4, 5.20%, 02/25/52(a)(c)		5,109	3,897,307
Series 2022-4, Class M2, 6.97%, 08/25/52(a)(c)		1,087	1,059,623
Series 2022-4, Class M3, 7.54%, 08/25/52(a)(c)		991	908,063
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Velocity Commercial Capital Loan Trust
Series 2023-2, Class A, 6.22%, 05/25/53(a)(c)	USD	743	$ 740,458
Series 2024-1, Class A, 6.55%, 01/25/54(a)(c)		4,223	4,233,094
Series 2024-1, Class M2, 7.23%, 01/25/54(a)(c)		356	357,331
Series 2024-1, Class M3, 8.44%, 01/25/54(a)(c)		414	419,013
Series 2024-2, Class M3, 8.02%, 04/25/54(a)(c)		1,733	1,740,901
Series 2024-2, Class M4, 10.72%, 04/25/54(a)(c)		3,280	3,299,204
Series 2024-3, Class M2, 7.23%, 06/25/54(a)(c)		1,694	1,702,138
Wells Fargo Commercial Mortgage Trust
Series 2017-C39, Class B, 4.03%, 09/15/50		1,000	911,658
Series 2018-1745, Class A, 3.87%, 06/15/36(a)(c)		3,155	2,759,771
Series 2018-C46, Class A4, 4.15%, 08/15/51		3,740	3,532,111
Series 2019-C49, Class D, 3.00%, 03/15/52(a)		354	279,001
Series 2019-C50, Class B, 4.19%, 05/15/52		3,121	2,873,274
Series 2019-C53, Class A3, 2.79%, 10/15/52		1,000	893,677
Series 2021-C59, Class A4, 2.34%, 04/15/54		5,000	4,171,011
Series 2021-FCMT, Class A, (1-mo. CME Term SOFR + 1.31%), 6.64%, 05/15/31(a)(c)		4,660	4,541,076
Series 2024-1CHI, Class A, 5.31%, 07/15/35(a)(c)		395	387,501
Series 2024-BPRC, Class B, 6.22%, 07/15/43(a)		3,055	3,085,547
Series 2024-BPRC, Class C, 6.43%, 07/15/43(a)		1,945	1,945,000
Series 2024-BPRC, Class D, 7.08%, 07/15/43(a)		2,628	2,601,709
WMRK Commercial Mortgage Trust
Series 2022-WMRK, Class A, (1-mo. CME Term SOFR + 2.79%), 8.12%, 11/15/27(a)(c)		3,829	3,834,979
Series 2022-WMRK, Class B, (1-mo. CME Term SOFR + 3.44%), 8.77%, 11/15/27(a)(c)		1,435	1,436,349
			761,476,481
Interest Only Collateralized Mortgage Obligations — 0.3%
Ajax Mortgage Loan Trust, Series 2021-E, Class XS, 0.00%, 12/25/60(a)(c)(e)		8,506	326,339
Barclays Mortgage Loan Trust
Series 2023-NQM3, Class XS, 0.82%, 10/25/63(a)(c)		20,399	334,671
Series 2024-NQM1, Class XS, 2.45%, 01/25/64(a)(c)		16,444	789,269
Series 2024-NQM3, Class XS, 0.00%, 06/25/64(a)(c)(e)		26,723	1,230,307
JPMorgan Mortgage Trust
Series 2021-INV7, Class A2X, 0.50%, 02/25/52(a)(c)		30,340	840,327
Series 2021-INV7, Class A3X, 0.50%, 02/25/52(a)(c)		17,949	342,175
Series 2021-INV7, Class A4X, 0.50%, 02/25/52(a)(c)		7,873	343,166
Series 2021-INV7, Class A5X, 0.50%, 02/25/52(a)(c)		3,304	91,504
Series 2021-INV7, Class AX1, 0.27%, 02/25/52(a)(c)		59,466	853,456
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 3.72%, 02/25/38(a)(c)		9,490	2,113,654
			7,264,868
Interest Only Commercial Mortgage-Backed Securities — 0.6%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2017-SCH, Class XFCP, 0.00%, 11/15/19(a)(c)(e)		95,950	432
Series 2017-SCH, Class XLCP, 0.00%, 11/15/19(a)(c)(e)		56,050	73
BANK
Series 2019-BN22, Class XA, 0.71%, 11/15/62(c)		38,421	1,021,299
Series 2019-BN22, Class XB, 0.24%, 11/15/62(c)		85,561	675,872

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
BANK
Series 2020-BN28, Class XB, 1.09%, 03/15/63(c)	USD	29,819	$ 1,532,997
BBCMS Trust, Series 2015-SRCH, Class XB, 0.30%, 08/10/35(a)(c)		12,500	72,569
Benchmark Mortgage Trust
Series 2019-B12, Class XA, 1.16%, 08/15/52(c)		36,759	1,157,669
Series 2019-B9, Class XA, 1.18%, 03/15/52(c)		15,120	546,918
Series 2020-B17, Class XB, 0.65%, 03/15/53(c)		17,599	385,174
Series 2020-B19, Class XA, 1.87%, 09/15/53(c)		23,467	1,388,969
Series 2021-B23, Class XA, 1.37%, 02/15/54(c)		18,237	1,029,606
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.95%, 06/15/56(c)		8,090	403,333
BX Trust, Series 2022-GPA, Class XCP, 0.00%, 08/15/23(a)(c)(e)		65,811	1,928
CFK Trust, Series 2019-FAX, Class XA, 0.35%, 01/15/39(a)(c)		62,648	654,625
Commercial Mortgage Trust, Series 2019-GC44, Class XA, 0.74%, 08/15/57(c)		40,096	876,308
CSAIL Commercial Mortgage Trust
Series 2019-C16, Class XA, 1.70%, 06/15/52(c)		9,596	561,214
Series 2019-C17, Class XA, 1.46%, 09/15/52(c)		3,692	192,513
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(c)		11,214	271,060
ELM Trust
Series 2024-ELM, Class XP10, 0.23%, 06/10/39(a)(c)		33,570	143,703
Series 2024-ELM, Class XP15, 1.56%, 06/10/39(a)(c)		30,405	862,325
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class X1, 0.40%, 05/03/32(a)(c)		144,016	236,935
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(c)		8,570	124,250
Series 2017-C5, Class XB, 0.41%, 03/15/50(c)		30,000	248,145
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(c)		17,400	232,468
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 0.99%, 03/10/50(a)(c)		8,430	134,609
MCR Mortgage Trust, Series 2024-TWA, Class XA, 0.92%, 06/12/39(a)		11,446	234,258
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XF, 1.28%, 12/15/47(a)(c)		220	2,567
Morgan Stanley Capital I Trust
Series 2017-H1, Class XD, 2.30%, 06/15/50(a)(c)		8,625	459,559
Series 2019-L2, Class XA, 1.17%, 03/15/52(c)		10,921	400,734
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 1.14%, 12/15/56(c)		34,045	2,189,850
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.51%, 05/10/39(a)(c)		28,100	268,507
One Market Plaza Trust
Series 2017-1MKT, Class XCP, 0.00%, 02/10/32(a)(c)(e)(g)		91,391	9
Series 2017-1MKT, Class XNCP, 0.22%, 02/10/32(a)(c)		18,278	47,534
UBS Commercial Mortgage Trust, Series 2019-C17, Class XA, 1.58%, 10/15/52(c)		8,675	507,482
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class XB, 0.63%, 04/15/50(c)		7,000	23,096
Series 2016-BNK1, Class XD, 1.39%, 08/15/49(a)(c)		1,000	21,510
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2024-BPRC, Class X, 0.31%, 07/15/43(a)(c)	USD	24,115	$ 234,229
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class XA, 0.98%, 08/15/47(c)		2,578	159
			17,144,488
Total Non-Agency Mortgage-Backed Securities — 50.7% (Cost: $1,403,094,296)			1,335,737,669
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac, Series KJ48, Class A2, 5.03%, 10/25/31		1,413	1,417,903
Ginnie Mae
Series 2023-118, Class BA, 3.75%, 05/16/65(c)		809	760,226
Series 2023-119, Class AD, 2.25%, 04/16/65		1,440	1,141,032
			3,319,161
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac
Series K116, Class X1, 1.53%, 07/25/30(c)		23,747	1,576,919
Series KL05, Class X1P, 1.02%, 06/25/29(c)		12,845	491,442
Ginnie Mae
Series 2016-36, Class IO, 0.66%, 08/16/57(c)		2,623	74,084
Series 2017-24, Class IO, 0.75%, 12/16/56(c)		11,518	370,736
			2,513,181
Mortgage-Backed Securities — 0.2%
Fannie Mae Mortgage-Backed Securities, 5.81%, 06/01/31		3,533	3,596,081
Total U.S. Government Sponsored Agency Securities — 0.4% (Cost: $10,336,792)			9,428,423
Total Long-Term Investments — 100.9% (Cost: $2,778,695,069)			2,659,621,485
	Shares
Short-Term Securities
Money Market Funds — 0.4%
Dreyfus Treasury Securities Cash Management, Institutional Class, 5.18%(l)	10,506,159	10,506,159
Total Short-Term Securities — 0.4% (Cost: $10,506,159)		10,506,159
Total Investments Before TBA Sale Commitments — 101.3% (Cost: $2,789,201,228)		2,670,127,644

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
TBA Sale Commitments(m)
Mortgage-Backed Securities — (0.8)%
Uniform Mortgage-Backed Securities
2.00%, 07/01/54	USD	(4,579)	$ (3,580,435)
2.50%, 07/01/54		(22,139)	(18,075,147)
Total TBA Sale Commitments — (0.8)% (Proceeds: $(21,519,074))			(21,655,582)
Total Investments Net of TBA Sale Commitments — 100.5% (Cost: $2,767,682,154)			2,648,472,062
Liabilities in Excess of Other Assets — (0.5)%			(12,215,742)
Net Assets — 100.0%			$ 2,636,256,320
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	When-issued security.
(e)	Zero-coupon bond.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Perpetual security with no stated maturity date.
(k)	Rounds to less than 1,000.
(l)	Annualized 7-day yield as of period end.
(m)	Represents or includes a TBA transaction.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	13,314,201	EUR	12,367,000	BNP Paribas SA	09/18/24	$ 17,366

OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	140	$ 23,730	$ 4,289	$ 19,440
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	53	8,984	3,722	5,262
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	27	4,576	1,354	3,222
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	1	(—)	(—)	—
							$ 37,290	$ 9,365	$ 27,924

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series A Portfolio
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	Not Rated	USD	220	$ (37,290)	$ (23,820)	$ (13,470)
CMBX.NA.10.BBB-	3.00	Monthly	Deutsche Bank AG	11/17/59	BBB-	USD	1,000	(189,813)	(75,916)	(113,897)
CMBX.NA.10.BBB-	3.00	Monthly	Deutsche Bank AG	11/17/59	BBB-	USD	500	(94,906)	(45,787)	(49,119)
								$ (322,009)	$ (145,523)	$ (176,486)
(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 1,291,331,718	$ 9,214,525	$ 1,300,546,243
Corporate Bonds	—	83,583	—	83,583
Floating Rate Loan Interests	—	—	13,825,567	13,825,567
Non-Agency Mortgage-Backed Securities	—	1,333,304,561	2,433,108	1,335,737,669
U.S. Government Sponsored Agency Securities	—	9,428,423	—	9,428,423
Short-Term Securities
Money Market Funds	10,506,159	—	—	10,506,159
Liabilities
TBA Sale Commitments	—	(21,655,582)	—	(21,655,582)
	$ 10,506,159	$ 2,612,492,703	$ 25,473,200	$ 2,648,472,062
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 27,924	$ —	$ 27,924
Foreign Currency Exchange Contracts	—	17,366	—	17,366

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series A Portfolio
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Credit Contracts	$ —	$ (176,486)	$ —	$ (176,486)
	$ —	$ (131,196)	$ —	$ (131,196)
(a)	Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets
Opening Balance, as of March 31, 2024	$ 9,304,373	$ —(a)	$ 14,990,234	$ 3,559,253	$ 27,853,860
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	(857,530)	(857,530)
Accrued discounts/premiums	—	—	1,713	14,646	16,359
Net realized gain (loss)	—	—	(22,726)	—	(22,726)
Net change in unrealized appreciation (depreciation)(b)	(89,848)	—	(77,134)	(7,615)	(174,597)
Purchases	—	—	—	20,952	20,952
Sales	—	—	(1,066,520)	(296,598)	(1,363,118)
Closing Balance, as of May 31, 2024	$ 9,214,525	$ —(a)	$ 13,825,567	$ 2,433,108	$ 25,473,200
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024(b)	$ (89,848)	$ —	$ (77,134)	$ (7,615)	$ (174,597)

(a)	Rounds to less than $1.
(b)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A  significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
Currency Abbreviation
EUR	Euro
USD	United States Dollar
Portfolio Abbreviation
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
DAC	Designated Activity Co.
EURIBOR	Euro Interbank Offered Rate
IO	Interest Only
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
OTC	Over-the-Counter
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
TBA	To-be-Announced